UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Global High Income Fund

September 30, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 23, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2010. The Fund is a closed-end fund that trades under the New York Stock exchange symbol “AWF.”

Investment Objective and Policies

The Fund seeks high current income and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on page 4 and “Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 55-73.

Investment Results

The table on page 5 shows the Fund’s performance compared with its composite benchmark. The composite benchmark is composed of equal weightings of the JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), the JPM Government Bond Index-Emerging Markets (GBI-EM) (local currency-denominated) and the Barclays Capital US Corporate High Yield (HY) 2% Issuer Capped Index, for the six- and 12-month periods ended September 30, 2010. Individual performance for each of these indices is also included for both time periods.

The Fund outperformed its benchmark for both the six- and 12-month periods ended September 30, 2010. For the six-month period ended September 30, 2010, the Fund’s allocation to commercial mortgage-backed securities (CMBS) contributed positively to performance as did currency positioning and leverage. Within the Fund’s currency exposure, a long position in the Brazilian real and short position in the Japanese yen contributed positively. The Fund’s emerging market holdings were modestly positive, with overweights in Argentina, Brazil and the Dominican Republic, as well as an underweight in Lebanon, all contributing positively. The Fund’s holdings in local emerging market debt in Brazil and an overweight in the Ukraine detracted. The Fund’s overweight to high yield also detracted from relative returns as high yield was not able to keep pace with emerging market debt.

For the 12-month period ended September 30, 2010, the Fund’s overweight to high yield and higher beta holdings contributed significantly to the Fund’s outperformance. Currency positioning was also a positive contributor, including a long position to the Brazilian real and an underweight to the Japanese yen, as was the Fund’s exposure to CMBS. Overall emerging market country and security selection was also positive.

The Fund’s use of leverage contributed positively to relative performance for both the six- and twelve- month periods ended September 30, 2010, as repurchase (repo) rates were favorable and the Fund’s Management

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

Team (the “Team”) was able to reinvest the proceeds into higher-yielding securities.

Market Review and Investment Strategy

The global economic recovery continued in 2010, driven by strong gains in emerging-market economies. Import growth in emerging-market economies boomed, acting as an important catalyst in the recovery of industrialized economies. Financial markets followed making fitful progress as credit spreads narrowed. Investors gained confidence from increasing signs that the global economic recovery was continuing to gain momentum.

Concerns over sovereign debt in peripheral Europe and the potential for a double-dip recession in the US economy however rose in the second quarter, dampening market sentiment. Worries about the fiscal position of Greece intensified, causing Greek sovereign bond spreads to sharply widen. These worries spread to other peripheral countries such as Spain and Portugal, while shares of French, German and Spanish banks came under pressure as concerns grew about their exposure to troubled government debt. Downgrades of Greece, Portugal and Spain by the rating agencies added to the anxiety.

Most major fixed income indices posted solid positive returns for the six-month period ended September 30, 2010 as markets continued to improve. US-dollar denominated emerging market debt, as measured by the JPM EMBI Glob-

al, posted a solid return of 9.58% as markets recovered from investor risk aversion in the second quarter of 2010, caused by sovereign debt and economic sustainability concerns. During the six-month period ended September 30, 2010, Argentina, the Dominican Republic and Brazil were all strong performers for both the JPM EMBI Global and for the Fund. US-dollar denominated emerging market spreads, which had tightened from a year ago, actually ended somewhat wider for the six month period ended September 30, 2010, as the market did not totally recover from second quarter risk aversion. US-dollar emerging market spreads, as measured by the JPM EMBI Global, ended the reporting period at 305 basis points over duration-matched Treasuries, representing a widening of 43 basis points for the six-month period however a tightening of 33 basis points for the full year.

CMBS securities, which posted some of the worst returns during the financial crisis, continued to rebound posting strong gains. For the semi-annual period, CMBS returned 9.36%. The high yield market returned 6.55% with the higher quality tiers outperforming. Within industries financial related debt, specifically banks and insurance, posted very strong returns for both the six-month and 12-month periods ended September 30, 2010. Similar to emerging market debt, high yield spreads tightened from 2009, however, ended the six-month period 53 basis points wider at 624 basis points over duration-matched Treasuries. Investment grade corporates also performed well, returning 8.29% for the

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

semi-annual reporting period. All returns are according to the Barclays Capital Indices.

The Fund continues to overweight high yield, maintain an allocation of CMBS and underweight emerging market debt.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value (NAV) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily net asset values and market price information, and additional information regarding the Fund, is available at www.alliancebernstein.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 79.

Benchmark Disclosure

The unmanaged JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), the JPM Government Bond Index-Emerging Markets (GBI-EM) and the Barclays Capital US Corporate High Yield (HY) 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged J.P. Morgan® EMBI Global Index (market-capitalization weighted) represents the performance of USD denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The J.P. Morgan® Government Bond Index-Emerging Markets (GBI-EM) represents the performance of local currency government bonds issued by emerging markets. The Barclays Capital High Yield 2% Issuer Constrained Index is the 2% Issuer Cap component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market. Non-US securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange risk may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets. Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility. Prices for goods and services tend to rise over time, which may erode the purchasing power of investments. A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline. As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. The values of mortgage-related and asset-backed securities are particularly sensitive to changes in interest rates due to prepayment risk. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The market values of the Fund’s holdings rise and fall from day to day, so investments may lose value. Portfolios that hold a smaller number of securities may be more volatile than more diversified portfolios, since gains or losses from each security will have a greater impact on the portfolio’s overall value.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2010	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)*	8.88%	22.44%

Composite Benchmark: 33% JPM GBI-EM/33% JPM EMBI Global/33% Barclays Capital US Corporate HY 2% Issuer Capped Index	8.28%	17.14%

JPM GBI-EM	8.62%	17.09%

JPM EMBI Global	9.58%	15.88%

Barclays Capital US Corporate HY 2% Issuer Capped Index	6.55%	18.24%

The Fund’s Market Price per share on September 30, 2010 was $14.79. The Fund’s Net Asset Value per share on September 30, 2010 was $15.10. For additional Financial Highlights, please see page 74.

*  Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance by 0.64% and 0.64% for the six- and 12-month periods ended September 30, 2010, respectively.

    Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on page 4.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Historical Performance

PORTFOLIO SUMMARY

September 30, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mill): $1,286.5

*	All data are as of September 30, 2010. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposures to a variety of asset classes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represent 0.4% or less in the following security types: Local Governments-Regional Bonds, Inflation-Linked Securities, Local Governments-Municipal Bonds, Preferred Stocks, Common Stocks, Option Purchased-Call and Warrants. “Other” country weightings represent 1.3% or less in the following countries: Australia, Austria, Barbados, Belgium, Canada, Chile, China, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Ireland, Italy, Jamaica, Japan, Lithuania, Luxembourg, Netherlands, Norway, Panama, Peru, Poland, Serbia & Montenegro, Singapore, Supranational, Sweden, Switzerland, Trinidad & Tobago and Venezuela.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES -NON-INVESTMENT GRADES –52.7%
Industrial – 44.4%
Basic – 6.8%
Abitibi-Consolidated Co. of Canada 6.00%, 6/20/13(a)(b)	U.S.$	5	$638
AK Steel Corp. 7.625%, 5/15/20		1,255	1,270,687
Algoma Acquisition Corp. 9.875%, 6/15/15(c)		1,740	1,550,775
Appleton Papers, Inc. 10.50%, 6/15/15(c)		1,300	1,218,750
Arch Western Finance LLC 6.75%, 7/01/13		385	389,331
Boise Paper Holdings LLC / Boise Finance Co. 9.00%, 11/01/17		1,100	1,179,750
Celanese US Holdings LLC 6.625%, 10/15/18(c)		408	417,180
CF Industries, Inc. 6.875%, 5/01/18		900	968,625
7.125%, 5/01/20		900	984,375
Consol Energy, Inc. 8.25%, 4/01/20(c)		1,675	1,829,937
Evraz Group SA 9.50%, 4/24/18(c)		3,834	4,294,080
Georgia Gulf Corp. 10.75%, 10/15/16		1,500	1,567,500
Georgia-Pacific LLC 7.125%, 1/15/17(c)		800	847,000
8.875%, 5/15/31		1,001	1,141,140
Graphic Packaging International, Inc. 7.875%, 10/01/18		499	512,723
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 4.876%, 11/15/14(d)		1,765	1,553,200
8.875%, 2/01/18		1,093	1,071,140
9.75%, 11/15/14		115	119,600
Huntsman International LLC 7.875%, 11/15/14		2,692	2,792,950
8.625%, 3/15/21(c)		760	786,600
Ineos Group Holdings PLC 8.50%, 2/15/16(c)		11,051	9,351,909
Kerling PLC 10.625%, 2/01/17(c)	EUR	1,492	2,145,837
Kronos International, Inc. 6.50%, 4/15/13		4,200	5,425,053
LBI Escrow Corp. 8.00%, 11/01/17(c)	U.S.$	1,080	1,179,900

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lyondell Chemical Co. 11.00%, 5/01/18	U.S.$	1,700	$1,880,625
MacDermid, Inc. 9.50%, 4/15/17(c)		1,800	1,881,000
Momentive Performance Materials, Inc. 10.125%, 12/01/14(e)		1,026	1,041,183
11.50%, 12/01/16		750	750,000
New Enterprise Stone & Lime Co. 11.00%, 9/01/18(c)		2,600	2,431,000
NewMarket Corp. 7.125%, 12/15/16		988	978,120
NewPage Corp. 10.00%, 5/01/12		2,733	1,397,246
11.375%, 12/31/14		472	427,160
Norske Skogindustrier ASA 7.00%, 6/26/17	EUR	1,228	1,230,442
Nova Chemicals Corp. 8.625%, 11/01/19	U.S.$	1,176	1,248,030
Novelis, Inc. 7.25%, 2/15/15		1,910	1,943,425
Rhodia SA 3.585%, 10/15/13(c)(d)	EUR	1,000	1,353,026
6.875%, 9/15/20(c)	U.S.$	1,142	1,164,840
Smurfit Kappa Acquisitions 7.75%, 11/15/19(c)	EUR	1,535	2,186,755
Solutia, Inc. 7.875%, 3/15/20	U.S.$	428	457,425
Steel Capital SA for OAO Severstal 9.25%, 4/19/14(c)		2,480	2,740,400
9.75%, 7/29/13(c)		5,738	6,369,180
Steel Dynamics, Inc. 7.625%, 3/15/20(c)		1,200	1,245,000
7.75%, 4/15/16		1,150	1,196,000
Tpc Group LLC 8.25%, 10/01/17(c)		554	567,850
United States Steel Corp. 6.65%, 6/01/37		1,137	1,009,088
7.00%, 2/01/18		1,500	1,530,000
Vedanta Resources PLC 8.75%, 1/15/14(c)		4,404	4,734,300
Verso Paper Holdings LLC / Verso Paper, Inc. Series B 11.375%, 8/01/16(f)		1,800	1,617,750
Weyerhaeuser Co. 7.375%, 3/15/32(f)		3,090	3,146,878

			87,125,403

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Capital Goods – 4.7%
Alion Science and Technology Corp. 10.25%, 2/01/15	U.S.$	1,340	$1,005,000
Series 1 12.00%, 11/01/14		902	897,442
Alliant Techsystems, Inc. 6.875%, 9/15/20		521	529,466
AMH Holdings, Inc. 11.25%, 3/01/14		1,885	1,969,825
Ardagh Glass Finance PLC 8.75%, 2/01/20(c)	EUR	1,280	1,736,235
9.25%, 7/01/16(c)		532	788,708
Ardagh Packaging Finance 7.375%, 10/15/17(c)	U.S.$	230	230,000
BE Aerospace, Inc. 6.875%, 10/01/20	U.S.$	866	883,320
Berry Plastics Corp. 8.875%, 9/15/14		1,548	1,502,426
10.25%, 3/01/16		800	744,000
Bombardier, Inc. 7.75%, 3/15/20(c)		1,266	1,367,280
8.00%, 11/15/14(c)		1,400	1,461,250
Building Materials Corp. of America 7.00%, 2/15/20(c)		985	1,009,625
7.50%, 3/15/20(c)		849	853,245
Case New Holland, Inc. 7.875%, 12/01/17(c)		1,393	1,513,146
Clondalkin Industries BV 8.00%, 3/15/14(c)	EUR	1,312	1,645,497
CNH America LLC 7.25%, 1/15/16	U.S.$	1,775	1,890,375
Crown European Holdings SA 7.125%, 8/15/18(c)	EUR	305	436,581
Goodman Global Group, Inc. Zero Coupon, 12/15/14	U.S.$	2,234	1,429,760
Grohe Holding GMBH 8.625%, 10/01/14(c)(f)	EUR	2,602	3,582,648
HeidelbergCement AG 8.50%, 10/31/19		830	1,207,874
IFCO Systems NV 10.00%, 6/30/16(c)		1,200	1,848,567
Impress Holdings BV 9.25%, 9/15/14(c)		1,000	1,424,596
L-3 Communications Corp. 5.875%, 1/15/15	U.S.$	1,240	1,267,900
Masco Corp. 6.125%, 10/03/16		1,825	1,855,331
Nordenia International AG 9.75%, 7/15/17	EUR	1,206	1,753,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Oi European Group BV 6.75%, 9/15/20(c)	EUR	1,000	$1,393,923
Owens-Brockway Glass Container, Inc. 6.75%, 12/01/14	U.S.$	1,388	1,426,170
Plastipak Holdings, Inc. 8.50%, 12/15/15(c)		2,325	2,406,375
Ply Gem Industries, Inc. 11.75%, 6/15/13		2,138	2,287,660
RBS Global, Inc. / Rexnord LLC 8.50%, 5/01/18		1,900	1,930,875
11.75%, 8/01/16		350	374,500
Rexam PLC 6.75%, 6/29/67	EUR	2,020	2,636,675
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.50%, 5/15/18(c)	U.S.$	1,800	1,759,500
RSC Equipment Rental Inc/RSC Holdings III LLC 10.25%, 11/15/19		2,000	2,125,000
Sequa Corp. 11.75%, 12/01/15(c)	U.S.$	1,820	1,920,100
Terex Corp. 8.00%, 11/15/17		2,451	2,454,064
Textron Financial Corp. 5.40%, 4/28/13		398	417,896
6.00%, 2/15/67(c)		575	460,000
TransDigm, Inc. 7.75%, 7/15/14		110	111,238
United Rentals North America, Inc. 7.75%, 11/15/13(f)		3,086	3,124,575
Wienerberger AG 6.50%, 12/31/49	EUR	1,100	1,207,158

			60,868,806

Communications - Media – 5.0%
Allbritton Communications Co. 8.00%, 5/15/18	U.S.$	2,955	2,962,387
American Media Operations, Inc. 14.00%, 11/01/13(c)(e)		812	528,521
CanWest Media Inc/Pre-Amalgamation with CanWest Mediaworks, Inc. 8.00%, 9/15/12(a)		1	1,080
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/16		1,500	1,781,250
Cengage Learning Acquisitions, Inc. 10.50%, 1/15/15(c)		2,075	2,062,031
Central European Media Enterprises Ltd. 11.625%, 9/15/16(c)	EUR	2,331	3,145,958

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Charter Communications Operating LLC/Charter Communications Operating Capital 8.00%, 4/30/12(c)	U.S.$	1,096	$1,161,707
Clear Channel Communications, Inc. 5.50%, 9/15/14		6,400	4,104,000
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17		323	344,315
Columbus International, Inc. 11.50%, 11/20/14(c)		4,160	4,595,968
CSC Holdings LLC 6.75%, 4/15/12		42	43,943
7.625%, 7/15/18		2,485	2,677,587
Dex One Corp. 12.00%, 1/29/17		137	107,819
DISH DBS Corp. 7.125%, 2/01/16		1,250	1,314,063
European Media Capital SA 10.00%, 2/01/15(e)(g)(h)		1,435	947,118
10.00%, 2/01/15(e)(h)		139	91,871
Hughes Network Systems LLC/HNS Finance Corp. 9.50%, 4/15/14		1,050	1,086,750
Intelsat Jackson Holdings SA 11.25%, 6/15/16		2,497	2,715,487
Intelsat Luxembourg SA 11.25%, 2/04/17		1,200	1,285,500
Lamar Media Corp. 6.625%, 8/15/15		2,500	2,559,375
Liberty Media LLC 5.70%, 5/15/13		1,480	1,505,900
LIN Television Corp. 6.50%, 5/15/13		2,150	2,150,000
Local TV Finance LLC 9.25%, 6/15/15(c)		1,225	1,081,063
Nielsen Finance LLC 7.75%, 10/15/18		515	511,138
Nielsen Finance LLC / Nielsen Finance Co. 12.50%, 8/01/16(i)		2,050	2,052,563
Quebecor Media, Inc. 7.75%, 3/15/16		2,810	2,897,812
Rainbow National Services LLC 10.375%, 9/01/14(c)		1,685	1,752,400
Seat Pagine Gialle SpA 10.50%, 1/31/17(c)	EUR	1,000	1,264,414
Sinclair Broadcast Group, Inc. 8.00%, 3/15/12	U.S.$	2	2,004

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sinclair Television Group, Inc. 9.25%, 11/01/17(c)	U.S.$	1,250	$1,340,625
Sirius XM Radio, Inc. 8.75%, 4/01/15(c)		2,000	2,125,000
Technicolor 5.75%, 12/31/49(a)(b)	EUR	975	6,646
Telesat Canada / Telesat LLC 11.00%, 11/01/15	U.S.$	440	497,200
Truvo Subsidiary Corp. 8.375%, 12/01/14(a)(h)		1,550	50,375
Umbrella Acquisition, Inc. 9.75%, 3/15/15(c)(e)		2,659	2,545,624
Univision Communications, Inc. 12.00%, 7/01/14(c)		862	942,813
UPC Holding BV 8.375%, 8/15/20(c)	EUR	288	394,579
Valassis Communications, Inc. 8.25%, 3/01/15	U.S.$	537	563,850
Virgin Media Finance PLC 8.375%, 10/15/19		1,700	1,865,750
WMG Holdings Corp. 9.50%, 12/15/14(f)		3,600	3,447,000
Ziggo Bond Co. BV 8.00%, 5/15/18(c)	EUR	2,300	3,300,087

			63,813,573

Communications - Telecommunications – 2.9%
Cincinnati Bell, Inc. 8.25%, 10/15/17	U.S.$	1,250	1,262,500
8.75%, 3/15/18		1,850	1,803,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(c)		1,680	1,814,400
Cricket Communications, Inc. 9.375%, 11/01/14(f)		3,275	3,389,625
Crown Castle International Corp. 7.125%, 11/01/19		1,500	1,597,500
Digicel Group Ltd. 10.50%, 4/15/18(c)		1,784	1,957,940
Fairpoint Communications, Inc. Series 1 13.125%, 4/02/18(a)		1,512	111,538
Frontier Communications Corp. 6.25%, 1/15/13		1,517	1,589,057
9.00%, 8/15/31		1,000	1,066,250
Level 3 Financing, Inc. 8.75%, 2/15/17		1,950	1,735,500
9.25%, 11/01/14		829	779,260
10.00%, 2/01/18		1,000	900,000

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MetroPCS Wireless, Inc. 7.875%, 9/01/18	U.S.$	1,300	$1,339,000
9.25%, 11/01/14		1,510	1,581,725
Mobile Satellite Ventures LP 14.00%, 4/01/13(c)		1,000	1,057,500
Sprint Capital Corp. 6.875%, 11/15/28		3,225	2,950,875
8.75%, 3/15/32		130	136,500
Sprint Nextel Corp. 6.00%, 12/01/16		400	395,000
Terrestar Networks, Inc. 15.00%, 2/15/14(c)(e)		1,894	1,823,190
TW telecom holdings, Inc 8.00%, 3/01/18		2,376	2,488,860
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(c)		1,500	1,716,000
Wind Acquisition Finance SA 11.75%, 7/15/17(c)		2,200	2,465,375
Windstream Corp. 8.125%, 8/01/13		1,558	1,690,430
8.125%, 9/01/18(c)		610	631,350
8.625%, 8/01/16		1,450	1,533,375

			37,816,500

Consumer Cyclical - Automotive – 2.0%
Affinia Group, Inc. 9.00%, 11/30/14		1,145	1,179,350
Allison Transmission, Inc. 11.00%, 11/01/15(c)		2,275	2,468,375
American Axle & Manufacturing Holdings, Inc. 9.25%, 1/15/17(c)		1,150	1,259,250
ArvinMeritor, Inc. 8.125%, 9/15/15		1,300	1,316,250
Cooper Tire & Rubber Co. 8.00%, 12/15/19		1,250	1,289,063
Cooper-Standard Automotive, Inc. 8.50%, 5/01/18(c)		1,900	1,971,250
Ford Motor Co. 7.45%, 7/16/31(f)		2,500	2,606,250
Ford Motor Credit Co. LLC 3.277%, 1/13/12(d)		1,130	1,128,870
7.00%, 10/01/13		1,143	1,226,297
Goodyear Tire & Rubber Co. (The) 8.25%, 8/15/20		1,250	1,315,625
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(b)		2,510	1,054,200

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lear Corp. 8.125%, 3/15/20	U.S.$	1,200	$1,282,500
Navistar International Corp. 8.25%, 11/01/21		2,400	2,562,000
Tenneco, Inc. 7.75%, 8/15/18(c)		410	420,250
8.625%, 11/15/14(f)		2,350	2,408,750
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625%, 9/01/17(c)		2,184	2,205,840

			25,694,120

Consumer Cyclical - Entertainment – 0.7%
AMC Entertainment, Inc. 11.00%, 2/01/16		2,025	2,161,687
Greektown Holdings LLC 10.75%, 12/01/13(a)(h)		915	56,044
Pinnacle Entertainment, Inc. 7.50%, 6/15/15		2,100	2,031,750
8.625%, 8/01/17		1,700	1,804,125
8.75%, 5/15/20		1,000	985,000
Regal Entertainment Group 9.125%, 8/15/18		1,770	1,856,288

			8,894,894

Consumer Cyclical - Other – 4.3%
Beazer Homes USA, Inc. 6.875%, 7/15/15		1,500	1,363,125
Boyd Gaming Corp. 7.125%, 2/01/16		1,500	1,254,375
7.75%, 12/15/12(f)		1,455	1,462,275
Broder Brothers Co. 12.00%, 10/15/13(e)(h)		433	376,236
Chukchansi Economic Development Authority 8.00%, 11/15/13(c)		730	427,050
Gaylord Entertainment Co. 6.75%, 11/15/14		5	4,900
GWR Operating Partnership LLP 10.875%, 4/01/17(c)		1,600	1,628,000
Harrah’s Operating Co., Inc. 5.625%, 6/01/15		2,509	1,630,850
6.50%, 6/01/16		2,057	1,285,625
10.75%, 2/01/16		1,152	927,360
11.25%, 6/01/17		485	531,075
Host Hotels & Resorts LP 6.875%, 11/01/14		1,135	1,171,887
Series O 6.375%, 3/15/15		1,500	1,535,625

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series Q 6.75%, 6/01/16	U.S.$	890	$922,262
Isle of Capri Casinos, Inc. 7.00%, 3/01/14(f)		2,925	2,647,125
K Hovnanian Enterprises, Inc. 10.625%, 10/15/16		2,100	2,102,625
KB Home 5.875%, 1/15/15		305	288,225
9.10%, 9/15/17		1,000	1,027,500
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,479,750
Levi Strauss & Co. 7.625%, 5/15/20		600	622,500
8.875%, 4/01/16		1,462	1,546,065
M/I Homes, Inc. 6.875%, 4/01/12		1,500	1,496,250
Marina District Finance Co., Inc. 9.875%, 8/15/18(c)(f)		730	704,450
Meritage Homes Corp. 6.25%, 3/15/15		1,250	1,228,125
MGM Mirage 6.625%, 7/15/15(f)		1,480	1,239,500
7.625%, 1/15/17(f)		2,500	2,106,250
8.375%, 2/01/11		135	136,350
NCL Corp. Ltd. 11.75%, 11/15/16		3,950	4,424,000
Penn National Gaming, Inc. 8.75%, 8/15/19		1,672	1,776,500
Phillips-Van Heusen Corp. 7.375%, 5/15/20		450	474,188
Pulte Group, Inc. 5.25%, 1/15/14		500	501,250
Quiksilver, Inc. 6.875%, 4/15/15		2,340	2,217,150
Royal Caribbean Cruises Ltd. 6.875%, 12/01/13		1,000	1,052,500
7.00%, 6/15/13		1,000	1,051,250
7.25%, 6/15/16		500	520,000
Sheraton Holding Corp. 7.375%, 11/15/15		2,000	2,195,000
Standard Pacific Corp. 8.375%, 5/15/18		500	500,000
10.75%, 9/15/16		1,096	1,194,640
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		1,000	1,063,750
Station Casinos, Inc. 6.00%, 4/01/12(a)		6	1
6.625%, 3/15/18(a)		4,405	17,224

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14(a)(b)	U.S.$	750	$0
Turning Stone Resort Casino Enterprise 9.125%, 9/15/14(c)		800	811,000
WCI Communities, Inc. Zero Coupon, 3/15/15(a)(b)(g)		750	0
William Lyon Homes, Inc. 10.75%, 4/01/13		2,275	1,888,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 8/15/20(c)		3,100	3,270,500

			55,102,563

Consumer Cyclical - Restaurants – 0.2%
Landry’s Restaurants, Inc. 11.625%, 12/01/15		1,630	1,719,650
Sbarro, Inc. 10.375%, 2/01/15		1,500	900,000

			2,619,650

Consumer Cyclical - Retailers – 2.5%
Asbury Automotive Group, Inc. 8.00%, 3/15/14		1,325	1,338,250
Blockbuster, Inc. 11.75%, 10/01/14(a)(c)		1,600	896,000
Bon-Ton Department Stores, Inc. (The) 10.25%, 3/15/14(f)		2,650	2,610,250
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14(f)		1,897	1,982,365
Couche-Tard US LP/Couche-Tard Finance Corp. 7.50%, 12/15/13		1,537	1,560,055
Dollar General Corp. 10.625%, 7/15/15		1,904	2,099,160
GameStop Corp. / GameStop, Inc. 8.00%, 10/01/12		1,200	1,228,500
Hines Nurseries, Inc. Zero Coupon, 10/01/11(a)(b)(g)		1,000	0
JC Penney Corp., Inc. 7.40%, 4/01/37		1,000	1,008,750
Limited Brands, Inc. 5.25%, 11/01/14		1,060	1,081,200
6.90%, 7/15/17		1,382	1,464,920
7.60%, 7/15/37		1,000	980,000
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14		1,365	1,446,900
5.90%, 12/01/16		127	135,255

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Michaels Stores, Inc. 10.00%, 11/01/14	U.S.$	2,165	$2,281,369
11.375%, 11/01/16		1,105	1,200,306
MU Finance PLC 8.375%, 2/01/17(c)		1,800	1,755,000
Neiman Marcus Group, Inc. (The) 9.00%, 10/15/15(e)(f)		2,560	2,659,290
10.375%, 10/15/15(f)		500	525,000
Rite Aid Corp. 6.875%, 8/15/13		1,715	1,569,225
8.00%, 8/15/20(c)		625	634,375
9.50%, 6/15/17		860	722,400
Sally Holdings LLC/Sally Capital, Inc. 9.25%, 11/15/14		800	842,000
Toys R US, Inc. 7.375%, 10/15/18		2,225	2,124,875

			32,145,445

Consumer Non - Cyclical – 5.5%
ACCO Brands Corp. 7.625%, 8/15/15		2,955	2,836,800
10.625%, 3/15/15		1,097	1,225,898
Alere, Inc. 8.625%, 10/01/18(c)		2,005	2,035,075
ARAMARK Corp. 8.50%, 2/01/15		2,805	2,917,200
Bausch & Lomb, Inc. 9.875%, 11/01/15		2,714	2,887,017
Biomet, Inc. 11.625%, 10/15/17		2,255	2,511,506
BioScrip, Inc. 10.25%, 10/01/15		1,700	1,738,250
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(e)		1,617	1,633,427
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		2,529	2,687,062
Cott Beverages USA, Inc. 8.125%, 9/01/18(c)		275	291,156
DaVita, Inc. 7.25%, 3/15/15		1,160	1,204,225
Dean Foods Co. 7.00%, 6/01/16		3,450	3,385,312
Del Monte Corp. 6.75%, 2/15/15		1,000	1,033,750
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14		1,150	1,250,625
Dole Food Co., Inc. 8.00%, 10/01/16(c)		1,695	1,773,394

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Elan Finance PLC / Elan Finance Corp. 8.75%, 10/15/16(c)	U.S.$	1,800	$1,815,500
Gentiva Health Services, Inc. 11.50%, 9/01/18(c)		1,105	1,179,588
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14		1,640	1,722,000
HCA, Inc. 6.25%, 2/15/13		118	120,065
6.375%, 1/15/15		3,025	3,017,437
6.50%, 2/15/16		290	290,000
6.75%, 7/15/13		178	181,560
9.25%, 11/15/16		1,850	2,002,625
9.625%, 11/15/16(e)		510	553,350
Healthsouth Corp. 10.75%, 6/15/16		2,200	2,411,750
IASIS Healthcare LLC / IASIS Capital Corp. 8.75%, 6/15/14		2,345	2,397,762
Invacare Corp. 9.75%, 2/15/15		1,000	1,067,500
Jarden Corp. 7.50%, 1/15/20		1,800	1,872,000
Mylan Inc. 7.625%, 7/15/17(c)		265	281,563
7.875%, 7/15/20(c)		260	277,875
NBTY, Inc. 9.00%, 10/01/18(c)		490	514,500
New Albertsons, Inc. 7.45%, 8/01/29		2,805	2,272,050
Picard Bondco SA 9.00%, 10/01/18(c)	EUR	1,112	1,584,151
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 10.625%, 4/01/17(f)	U.S.$	1,750	1,861,563
Select Medical Corp. 6.237%, 9/15/15(d)		1,000	882,500
7.625%, 2/01/15		2,499	2,439,649
Smithfield Foods, Inc. 7.75%, 7/01/17		1,250	1,267,188
Stater Brothers Holdings 8.125%, 6/15/12		1,300	1,301,625
Sun Healthcare Group, Inc. 9.125%, 4/15/15		1,800	1,908,000
Tenet Healthcare Corp. 6.875%, 11/15/31		1,500	1,215,000
Tops Markets LLC 10.125%, 10/15/15(c)		1,000	1,073,750
Universal Hospital Services, Inc. 4.134%, 6/01/15(d)		500	430,000

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

US Oncology, Inc. 9.125%, 8/15/17	U.S.$	1,200	$1,272,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/01/18(c)		365	365,000
8.00%, 2/01/18		1,620	1,644,300
Visant Corp. 10.00%, 10/01/17(c)		1,890	1,975,050

			70,607,598

Energy – 3.5%
Antero Resources Finance Corp. 9.375%, 12/01/17		1,153	1,225,062
ATP Oil & Gas Corp. 11.875%, 5/01/15(c)		1,600	1,380,000
Bluewater Holding BV 3.525%, 7/17/14(c)(d)		1,200	837,000
Chaparral Energy, Inc. 8.875%, 2/01/17		2,210	2,149,225
Chesapeake Energy Corp. 6.50%, 8/15/17		600	622,500
Cie Generale de Geophysique-Veritas 7.50%, 5/15/15		925	941,188
7.75%, 5/15/17		25	25,563
9.50%, 5/15/16		800	864,000
Citgo Petroleum Corp. 11.50%, 7/01/17(c)		2,919	3,232,792
Complete Production Services, Inc. 8.00%, 12/15/16		2,800	2,884,000
Continental Resources, Inc. 7.125%, 4/01/21(c)		391	406,640
Denbury Resources, Inc. 8.25%, 2/15/20		324	353,565
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13		1,305	1,357,200
Expro Finance Luxembourg SCA 8.50%, 12/15/16(c)		321	305,753
Forest Oil Corp. 7.25%, 6/15/19		2,035	2,080,787
Helix Energy Solutions Group, Inc. 9.50%, 1/15/16(c)		1,600	1,620,000
Hercules Offshore, Inc. 10.50%, 10/15/17(c)		1,485	1,232,550
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(c)		3,220	3,252,200
Key Energy Services, Inc. 8.375%, 12/01/14		1,525	1,608,875

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20(c)	U.S.$	1,600	$1,696,000
Mariner Energy, Inc. 11.75%, 6/30/16		1,618	2,034,635
Newfield Exploration Co. 6.625%, 9/01/14-4/15/16		1,530	1,573,175
Offshore Group Investments Ltd. 11.50%, 8/01/15(c)		1,800	1,890,000
OPTI Canada, Inc. 8.25%, 12/15/14		3,500	2,660,000
Parker Drilling Co. 9.125%, 4/01/18(c)		129	130,935
Pioneer Natural Resources Co. 5.875%, 7/15/16		500	516,436
Plains Exploration & Production Co. 7.75%, 6/15/15		1,750	1,835,312
Pride International, Inc. 6.875%, 8/15/20		416	452,920
Range Resources Corp. 7.50%, 5/15/16		500	522,500
SandRidge Energy, Inc. 8.75%, 1/15/20(c)		1,250	1,237,500
Southwestern Energy Co. 7.50%, 2/01/18		1,000	1,130,000
Tesoro Corp. 6.25%, 11/01/12		164	170,150
6.50%, 6/01/17		2,695	2,654,575
9.75%, 6/01/19		480	528,000

			45,411,038

Other Industrial – 0.8%
Baldor Electric Co. 8.625%, 2/15/17		2,000	2,140,000
Education Management LLC / Education Management Finance Corp. 10.25%, 6/01/16		1,050	1,081,500
Liberty Tire Recycling 11.00%, 10/01/16(c)		2,800	2,856,000
Mueller Water Products, Inc. 8.75%, 9/01/20(c)		611	643,078
Neenah Foundry Co. 15.00%, 7/29/15(b)		300	282,749
Sensus USA, Inc. 8.625%, 12/15/13		1,365	1,378,650
Wendel 4.375%, 8/09/17	EUR	1,100	1,308,379

			9,690,356

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Services – 1.4%
Live Nation Entertainment, Inc. 8.125%, 5/15/18(c)	U.S.$	225	$227,250
Lottomatica SpA 8.25%, 3/31/66(c)	EUR	1,545	2,106,221
Realogy Corp. 10.50%, 4/15/14(f)	U.S.$	1,750	1,487,500
12.375%, 4/15/15(f)		1,250	987,500
Service Corp. International/US 6.75%, 4/01/16		1,485	1,531,406
7.50%, 4/01/27		1,500	1,432,500
ServiceMaster Co. (The) 10.75%, 7/15/15(c)(e)		2,480	2,641,200
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.75%, 8/01/16		1,970	2,157,150
Travelport LLC 9.875%, 9/01/14		3,049	3,136,659
West Corp. 8.625%, 10/01/18(c)		161	164,220
9.50%, 10/15/14		1,117	1,168,661
11.00%, 10/15/16		1,100	1,168,750

			18,209,017

Technology – 2.5%
Advanced Micro Devices, Inc. 7.75%, 8/01/20(c)		273	281,873
8.125%, 12/15/17		860	907,300
Alcatel-Lucent USA, Inc. 6.45%, 3/15/29		1,500	1,091,250
6.50%, 1/15/28		1,850	1,336,625
Amkor Technology, Inc. 9.25%, 6/01/16		2,590	2,777,775
Aspect Software, Inc. 10.625%, 5/15/17(c)		926	961,883
Ceridian Corp. 11.25%, 11/15/15		2,475	2,283,187
DCP LLC/DCP Corp. 10.75%, 8/15/15(c)		1,705	1,722,050
Eastman Kodak Co. 7.25%, 11/15/13		16	15,360
First Data Corp. 9.875%, 9/24/15		2,387	1,951,372
Freescale Semiconductor, Inc. 8.875%, 12/15/14(f)		1,530	1,528,087
9.25%, 4/15/18(c)		737	766,480
10.125%, 12/15/16(f)		1,785	1,624,350
Interactive Data Corp. 10.25%, 8/01/18(c)		1,250	1,325,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Iron Mountain, Inc. 6.625%, 1/01/16	U.S.$	2,780	$2,793,900
8.375%, 8/15/21		2,000	2,162,500
NXP BV / NXP Funding LLC 3.276%, 10/15/13(d)		670	633,150
9.50%, 10/15/15(f)		1,930	1,978,250
Sanmina-SCI Corp. 8.125%, 3/01/16		2,947	3,020,675
Sensata Technologies BV 8.00%, 5/01/14		460	476,100
Serena Software, Inc. 10.375%, 3/15/16		470	481,750
STATS ChipPAC Ltd. 7.50%, 8/12/15(c)		541	582,928
SunGard Data Systems, Inc. 9.125%, 8/15/13		1,720	1,756,550
10.25%, 8/15/15		300	315,750

			32,774,145

Transportation - Airlines – 0.6%
American Airlines, Inc. 10.50%, 10/15/12(c)		884	954,720
AMR Corp. 9.00%, 8/01/12		1,056	1,029,600
Continental Airlines, Inc. 8.75%, 12/01/11		260	265,525
Series 2003-ERJ1 7.875%, 7/02/18		1,418	1,368,642
Delta Air Lines, Inc. 9.50%, 9/15/14(c)		1,342	1,456,070
Northwest Airlines, Inc. Series 00-1 7.15%, 10/01/19		933	890,553
UAL 2007-1 Pass Through Trust Series 071A 6.636%, 7/02/22		1,825	1,851,944

			7,817,054

Transportation - Railroads – 0.1%
Trinity Industries, Inc. 6.50%, 3/15/14		1,560	1,599,000

Transportation - Services – 0.9%
America West Airlines 1999-1 Pass Through Trust Series 991G 7.93%, 1/02/19		1,687	1,703,824
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.75%, 5/15/16		3,355	3,296,287

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Hertz Corp. (The) 8.875%, 1/01/14	U.S.$	2,775	$2,847,844
Quality Distribution LLC/QD Capital Corp. 11.75%, 11/01/13		1,759	1,662,133
Stena AB 6.125%, 2/01/17(c)	EUR	1,500	1,891,509
US Shipping Partners LP/US Shipping Finance Corp. Zero Coupon, 8/15/14(a)(b)(g)	U.S.$	800	40,000

			11,441,597

			571,630,759

Financial Institutions – 4.7%
Banking – 1.8%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	1,295	1,385,846
Bank of America Corp. 8.00%, 1/30/18	U.S.$	1,585	1,634,991
8.125%, 5/15/18		3,215	3,316,401
Commerzbank Capital Funding Trust I 5.012%, 4/12/16(a)	EUR	1,450	1,309,572
HT1 Funding GMBH 6.352%, 6/30/17		1,550	1,479,105
LBG Capital No.1 PLC 8.00%, 6/15/20(c)	U.S.$	4,650	4,278,000
Resona Preferred Global Securities Cayman Ltd. 7.191%, 7/30/15(c)		1,300	1,274,285
Royal Bank of Scotland Group PLC Series U 7.64%, 9/29/17		50	37,125
Russian Standard Finance SA for Russian Standard Bank 7.50%, 10/07/10(c)		3,012	2,999,888
Sns Bank NV 11.25%, 12/31/49	EUR	850	1,189,122
UT2 Funding PLC 5.321%, 6/30/16		1,293	1,507,093
Zions Bancorporation 5.50%, 11/16/15	U.S.$	1,440	1,421,830
6.00%, 9/15/15		1,450	1,439,748

			23,273,006

Brokerage – 0.4%
E*Trade Financial Corp. 7.375%, 9/15/13		2,583	2,524,883
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(a)		1,690	397,150

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Nuveen Investments, Inc. 10.50%, 11/15/15	U.S.$	1,875	$1,863,281

			4,785,314

Finance – 1.1%
Ally Financial, Inc. 6.75%, 12/01/14		1	980
8.00%, 11/01/31		662	709,995
Series 8 6.75%, 12/01/14		2,590	2,698,456
CIT Group, Inc. 7.00%, 5/01/13-5/01/17		2,269	2,241,463
7.00%, 5/01/14(f)		295	293,821
ILFC E-Capital Trust II 6.25%, 12/21/65(c)		2,000	1,350,000
International Lease Finance Corp. 6.375%, 3/25/13		1,250	1,256,250
iStar Financial, Inc. 5.65%, 9/15/11		750	678,750
10.00%, 6/15/14		857	852,715
Series B 5.70%, 3/01/14		875	679,219
Residential Capital LLC 9.625%, 5/15/15		3,962	3,991,715

			14,753,364

Insurance – 0.9%
AGFC Capital Trust I 6.00%, 1/15/67(c)		3,700	1,868,500
American International Group, Inc. 6.25%, 3/15/37		2,739	2,348,693
8.175%, 5/15/58		1,561	1,561,000
Genworth Financial, Inc. 6.15%, 11/15/66		2,500	1,896,875
MBIA Insurance Corp. 14.00%, 1/15/33(c)		2,420	1,089,000
XL Capital Ltd. Series E 6.50%, 4/15/17		4,000	3,300,000

			12,064,068

Other Finance – 0.5%
DTEK Finance BV 9.50%, 4/28/15(c)		3,065	3,141,012
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/18		1,950	1,959,750
iPayment, Inc. 9.75%, 5/15/14		878	801,175

			5,901,937

			60,777,689

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 3.0%
Electric – 2.3%
AES Corp. (The) 7.75%, 3/01/14	U.S.$	2,560	$2,739,200
8.00%, 10/15/17		868	937,440
8.75%, 5/15/13(c)		13	13,195
Calpine Corp. 7.25%, 10/15/17(c)		1,800	1,831,500
7.875%, 7/31/20(c)		625	642,188
Dynegy Holdings, Inc. 7.75%, 6/01/19		2,220	1,520,700
8.375%, 5/01/16		1,885	1,470,300
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.67%, 11/08/16		1,500	1,391,250
Edison Mission Energy 7.00%, 5/15/17		2,125	1,535,312
7.50%, 6/15/13(f)		2,200	2,051,500
7.75%, 6/15/16		958	749,635
Energy Future Holdings Corp. 10.875%, 11/01/17		392	235,200
Series P 5.55%, 11/15/14		1,801	963,535
Series Q 6.50%, 11/15/24		1,929	737,843
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/20		1,020	1,012,263
GenOn Escrow Corp. 9.50%, 10/15/18(c)		650	625,625
Mirant Americas Generation LLC 8.50%, 10/01/21		1,270	1,222,375
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17		3,640	3,738,256
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		1,300	1,235,000
RRI Energy, Inc. 7.625%, 6/15/14		2,375	2,351,250
7.875%, 6/15/17		1,080	1,007,100
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15(f)		1,570	1,028,350

			29,039,017

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Natural Gas – 0.7%
El Paso Corp. Series G 7.375%, 12/15/12	U.S.$	1,165	$1,243,839
7.75%, 1/15/32		1,124	1,167,116
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,760	1,837,000
Kinder Morgan Finance Co. ULC 5.70%, 1/05/16		1,410	1,454,062
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375%, 12/15/13		1,131	1,179,068
Sabine Pass LNG LP 7.50%, 11/30/16		2,150	1,961,875

			8,842,960

			37,881,977

Credit Default Index Holding – 0.4%
DJ CDX.NA.HY-100 – 0.4%
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(c)		5,307	5,711,393

Non Corporate Sectors – 0.2%
Foreign Local Government - Municipal – 0.2%
Care UK Health & Social Care PLC 9.75%, 8/01/17	GBP	1,200	1,908,643

Total Corporates - Non-Investment Grades (cost $653,927,373)			677,910,461

EMERGING MARKETS - SOVEREIGNS – 12.7%
Argentina – 2.5%
Argentina Bonos 2.50%, 12/31/38(j)	U.S.$	3,480	1,409,400
7.00%, 10/03/15(f)		19,339	17,030,155
7.82%, 12/31/33	EUR	4,803	4,632,117
8.28%, 12/31/33(f)	U.S.$	1,819	1,500,453
Series X 7.00%, 4/17/17		8,950	7,319,608

			31,891,733

Colombia – 1.0%
Republic of Colombia 7.375%, 9/18/37(f)		9,703	12,783,702

Dominican Republic – 1.1%
Dominican Republic 8.625%, 4/20/27(c)		8,385	9,852,375
9.04%, 1/23/18(c)(f)		4,208	4,986,434

			14,838,809

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Egypt – 0.1%
Arab Republic of Egypt 6.875%, 4/30/40(c)	U.S.$	904	$1,017,000

El Salvador – 0.9%
Republic of El Salvador 7.375%, 12/01/19(c)		705	786,075
7.625%, 9/21/34(c)		2,792	3,099,120
7.65%, 6/15/35(c)(f)		1,895	2,060,813
7.65%, 6/15/35(c)		5,101	5,547,337

			11,493,345

Gabon – 0.2%
Gabonese Republic 8.20%, 12/12/17(c)		2,570	2,974,775

Ghana – 0.4%
Republic of Ghana 8.50%, 10/04/17(c)		3,983	4,550,468

Indonesia – 1.3%
Republic of Indonesia 6.625%, 2/17/37(c)(f)		6,000	7,290,000
6.625%, 2/17/37(c)		4,170	5,066,550
7.75%, 1/17/38(c)		3,049	4,131,395

			16,487,945

Jamaica – 0.0%
Republic of Jamaica 8.00%, 6/24/19		608	608,000

Philippines – 1.6%
Republic of Philippines 9.50%, 2/02/30(f)		2,125	3,259,325
9.875%, 1/15/19(f)		11,487	16,426,410
10.625%, 3/16/25		205	329,537

			20,015,272

Serbia & Montenegro – 0.1%
Republic of Serbia 6.75%, 11/01/24(c)		1,755	1,711,580

Turkey – 0.8%
Republic of Turkey 6.875%, 3/17/36		6,611	7,685,288
7.00%, 6/05/20		1,950	2,335,125

			10,020,413

Ukraine – 1.4%
Ukraine Government International Bond 3.20%, 12/19/10	JPY	600,000	7,115,477
6.385%, 6/26/12(c)(f)	U.S.$	1,150	1,161,500

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.58%, 11/21/16(c)(f)	U.S.$	2,953	$2,890,249
6.75%, 11/14/17(c)(f)		670	655,762
7.65%, 6/11/13(c)		5,845	6,078,800

			17,901,788

Uruguay – 1.1%
Republic of Uruguay 7.625%, 3/21/36(f)		1,840	2,373,600
7.875%, 1/15/33(e)		6,033	7,902,659
8.00%, 11/18/22		2,854	3,673,980

			13,950,239

Venezuela – 0.2%
Republic of Venezuela 6.00%, 12/09/20(c)		2,206	1,279,480
9.00%, 5/07/23(c)		2,041	1,369,444

			2,648,924

Total Emerging Markets - Sovereigns (cost $115,435,986)			162,893,993

CORPORATES - INVESTMENT GRADES – 11.3%
Financial Institutions – 5.3%
Banking – 2.3%
American Express Co. 6.80%, 9/01/66		2,550	2,550,000
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(c)		3,300	2,244,000
Banco Santander Chile 6.50%, 9/22/20(c)	CLP	1,488,500	3,101,306
Barclays Bank PLC 4.75%, 3/15/20	EUR	1,890	1,867,993
4.875%, 12/15/14		600	689,131
Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11	U.S.$	3	3,047
Credit Agricole SA 6.637%, 5/31/17(c)		2,099	1,910,090
Danske Bank A/S 5.914%, 6/16/14(c)		650	615,585
Morgan Stanley 3.513%, 5/30/11(d)	NZD	4,600	3,342,754
10.09%, 5/03/17(c)	BRL	5,760	3,234,043
Unicredito Italiano Capital Trust III 4.028%, 10/27/15	EUR	3,500	3,936,337
VTB Capital SA 6.875%, 5/29/18(c)	U.S.$	2,915	3,086,402
Wells Fargo & Co. Series K 7.98%, 3/15/18(f)		3,000	3,157,500

			29,738,188

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.1%
Jefferies Group, Inc. 6.875%, 4/15/21	U.S.$	707	$741,568

Finance – 0.4%
HSBC Finance Capital Trust IX 5.911%, 11/30/35(f)		1,905	1,778,793
SLM Corp. 5.125%, 8/27/12		1,683	1,701,392
Series A 5.375%, 5/15/14		2,000	1,946,130

			5,426,315

Insurance – 1.9%
Allstate Corp. (The) 6.125%, 5/15/37(f)		1,300	1,209,000
AON Corp. 8.205%, 1/01/27		690	743,434
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66(f)		2,869	2,094,370
Coventry Health Care, Inc. 5.95%, 3/15/17		2,000	2,000,740
Crum & Forster Holdings Corp. 7.75%, 5/01/17		720	749,700
Fairfax Financial Holdings Ltd. 7.75%, 6/15/17		1,250	1,317,188
Genworth Financial, Inc. 7.70%, 6/15/20		600	635,276
Lincoln National Corp. 6.05%, 4/20/67		2,400	2,094,000
8.75%, 7/01/19(f)		604	776,962
MetLife, Inc. 10.75%, 8/01/39(f)		2,350	3,049,125
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(c)(f)		2,135	2,521,153
Prudential PLC 11.75%, 12/31/49		670	781,857
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24	AUD	1,000	824,918
Swiss Re Capital I LP 6.854%, 5/25/16(c)	U.S.$	3,700	3,445,237
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,313,844
Vero Insurance Ltd. 6.15%, 9/07/25	AUD	990	764,933

			24,321,737

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.3%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(c)	U.S.$	2,811	$3,260,702
Red Arrow International Leasing PLC 8.375%, 6/30/12	RUB	6,459	215,373

			3,476,075

REITS – 0.3%
Entertainment Properties Trust 7.75%, 7/15/20(c)(f)	U.S.$	1,908	1,929,465
ProLogis 6.875%, 3/15/20(f)		1,925	1,892,491

			3,821,956

			67,525,839

Industrial – 3.7%
Basic – 1.1%
GTL Trade Finance, Inc. 7.25%, 10/20/17(c)		1,338	1,490,197
Southern Copper Corp. 7.50%, 7/27/35(f)		3,300	3,826,380
Usiminas Commercial Ltd. 7.25%, 1/18/18(c)(f)		2,428	2,755,780
Vale Overseas Ltd. 6.875%, 11/21/36		5,956	6,804,480

			14,876,837

Capital Goods – 0.2%
Owens Corning 7.00%, 12/01/36		1,340	1,349,469
9.00%, 6/15/19		1,000	1,182,901

			2,532,370

Communications - Telecommunications – 0.2%
Alltel Corp. 7.875%, 7/01/32		160	213,086
Qwest Corp. 6.50%, 6/01/17		610	666,425
6.875%, 9/15/33		1,570	1,550,375

			2,429,886

Consumer Cyclical - Retailers – 0.1%
CVS Caremark Corp. 6.302%, 6/01/37(f)		1,679	1,553,075

Consumer Non-Cyclical – 0.1%
Ventas Realty LP / Ventas Capital Corp. 6.75%, 4/01/17(f)		1,907	1,983,236

Energy – 0.9%
Anadarko Petroleum Corp. 5.95%, 9/15/16(f)		1,991	2,174,031

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

National Oilwell Varco, Inc. Series B 6.125%, 8/15/15	U.S.$	130	$134,281
TNK-BP Finance SA 7.50%, 7/18/16(c)		6,352	7,058,342
Transocean, Inc. 6.80%, 3/15/38		1,533	1,571,953
7.50%, 4/15/31		400	418,115

			11,356,722

Other Industrial – 0.4%
Noble Group Ltd. 6.75%, 1/29/20(c)(f)		3,932	4,234,764
8.50%, 5/30/13(c)		511	576,256

			4,811,020

Services – 0.2%
Expedia, Inc. 8.50%, 7/01/16		1,948	2,118,450

Technology – 0.2%
Motorola, Inc. 6.50%, 9/01/25(f)		2,250	2,448,653
7.50%, 5/15/25		97	115,034

			2,563,687

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. Series 071A 6.821%, 8/10/22		1,047	1,097,543

Transportation - Services – 0.2%
Aviation Capital Group 7.125%, 10/15/20(c)		2,489	2,488,925

			47,811,751

Non Corporate Sectors – 2.1%
Agencies - Not Government Guaranteed – 2.1%
Gaz Capital SA for Gazprom 6.51%, 3/07/22(c)(f)		12,726	13,489,560
8.125%, 7/31/14(c)		500	566,900
9.25%, 4/23/19(c)		6,400	7,968,000
TransCapitalInvest Ltd. for OJSC AK Transneft 8.70%, 8/07/18(c)		850	1,045,500
VTB Capital SA 6.875%, 5/29/18(c)		3,400	3,599,920

			26,669,880

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Dominion Resources, Inc. 7.50%, 6/30/66	U.S.$	758	$773,160
Empresas Publicas de Medellin ESP 7.625%, 7/29/19(c)(f)		1,636	1,955,020

			2,728,180

Total Corporates - Investment Grades (cost $127,020,059)			144,735,650

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.9%
Non-Agency Fixed Rate CMBS – 7.7%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4 5.492%, 2/10/51		8,405	8,799,677
Series 2007-5, Class AM 5.772%, 2/10/51		2,877	2,645,901
Banc of America Large Loan, Inc. Series 2009-UB1, Class A4B 5.699%, 6/24/50(c)		3,500	3,200,010
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class AM 5.449%, 12/11/40		1,125	1,127,704
Series 2006-PW13, Class AM 5.582%, 9/11/41		307	303,961
Series 2007-PW18, Class AM 6.084%, 6/13/50		1,400	1,278,126
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 6.02%, 6/15/38		6,840	7,491,497
Series 2006-C4, Class A3 5.467%, 9/15/39		5,615	5,909,221
Series 2006-C4, Class AM 5.509%, 9/15/39		5,900	5,139,509
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM 5.515%, 11/10/45		800	767,197
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 6.08%, 7/10/38		5,795	5,775,132
GS Mortgage Securities Corp. II Series 2006-GG6, Class AM 5.622%, 4/10/38		3,000	2,939,841

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class AM 5.855%, 6/12/43	U.S.$	1,230	$1,145,067
Series 2007-C1, Class A4 5.716%, 2/15/51		3,000	3,146,402
Series 2007-LD11, Class AM 6.006%, 6/15/49		5,105	4,140,654
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AM 5.217%, 2/15/31		1,900	1,875,343
Series 2007-C1, Class AM 5.455%, 2/15/40		8,300	7,459,242
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38		2,000	1,793,339
Series 2007-C1, Class A4 6.02%, 6/12/50		2,000	2,138,869
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class AM 6.11%, 6/12/46		1,450	1,413,403
Series 2006-3, Class AM 5.456%, 7/12/46		1,000	967,852
Series 2006-4, Class AM 5.204%, 12/12/49		9,450	8,427,624
Morgan Stanley Capital I 5.073%, 8/13/42		948	844,583
Series 2006-IQ12, Class A4 5.332%, 12/15/43		7,900	8,606,587
Series 2006-IQ12, Class AM 5.37%, 12/15/43		7,700	7,176,841
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM 5.466%, 1/15/45		2,100	1,962,294
Series 2006-C25, Class AM 5.923%, 5/15/43		2,800	2,761,563
Series 2007-C34, Class AM 5.818%, 5/15/46		400	364,517

			99,601,956

Non-Agency Floating Rate CMBS – 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.396%, 7/15/44(k)		2,100	1,840,874

Total Commercial Mortgage-Backed Securities (cost $83,442,940)			101,442,830

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 5.2%
Quasi-Sovereign Bonds – 5.2%
Indonesia – 0.3%
Majapahit Holding BV 7.75%, 10/17/16(c)	U.S.$	2,165	$2,527,638
7.875%, 6/29/37(c)		699	870,255
8.00%, 8/07/19(c)		330	399,300

			3,797,193

Kazakhstan – 1.5%
Intergas Finance BV 6.375%, 5/14/17(c)		8,200	8,897,000
KazMunaiGaz Finance Sub BV 7.00%, 5/05/20(c)		2,658	2,930,445
8.375%, 7/02/13(c)(f)		6,883	7,622,922
9.125%, 7/02/18(c)		250	305,625

			19,755,992

Philippines – 0.1%
Power Sector Assets & Liabilities Management Corp. 7.25%, 5/27/19(c)		1,250	1,512,500

Russia – 2.1%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(c)		8,227	8,576,648
7.50%, 3/25/13	RUB	165,000	5,461,504
7.75%, 5/29/18(c)	U.S.$	11,600	13,050,000

			27,088,152

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(c)		1,675	2,051,875

Ukraine – 0.2%
NAK Naftogaz Ukraine 9.50%, 9/30/14		2,542	2,754,893

Venezuela – 0.8%
Petroleos de Venezuela SA 5.25%, 4/12/17		490	284,200
5.375%, 4/12/27		19,737	9,523,102

			9,807,302

Total Quasi-Sovereigns (cost $51,978,170)			66,767,907

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 4.9%
Brazil – 2.4%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/14	BRL	9,146	$5,134,265
Republic of Brazil 12.50%, 1/05/16(f)		18,780	12,764,184
12.50%, 1/05/22		18,632	13,558,304

			31,456,753

Greece – 0.3%
Hellenic Republic Government Bond Series 30YR 4.60%, 9/20/40	EUR	4,895	3,856,390

Hungary – 0.8%
Hungary Government Bond Series 14/C 5.50%, 2/12/14	HUF	970,820	4,650,677
Series 15/A 8.00%, 2/12/15		464,360	2,415,985
Series 16/C 5.50%, 2/12/16		697,550	3,286,370

			10,353,032

Ireland – 0.3%
Ireland Government Bond 4.50%, 4/18/20	EUR	3,000	3,475,674

South Africa – 1.1%
South Africa Government Bond Series R203 8.25%, 9/15/17	ZAR	78,480	11,574,991
Series R204 8.00%, 12/21/18		10,750	1,557,074
Series R207 7.25%, 1/15/20		6,992	959,521
Series R208 6.75%, 3/31/21		490	64,232

			14,155,818

Total Governments - Treasuries (cost $50,208,565)			63,297,667

EMERGING MARKETS - TREASURIES – 3.2%
Colombia – 1.2%
Republic of Colombia 9.85%, 6/28/27(f)	COP	1,927,000	1,535,343
12.00%, 10/22/15		19,227,000	14,055,331

			15,590,674

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Egypt – 0.2%
Arab Republic of Egypt 8.75%, 7/18/12(c)	EGP	16,620	$2,933,972

Indonesia – 0.5%
Indonesia Recap Linked Note 10.00%, 7/19/17	IDR	47,971,000	6,138,138

Turkey – 1.3%
Turkey Government Bond 10.00%, 6/17/15	TRY	6,590	4,787,140
11.00%, 8/06/14		12,800	9,578,653
16.00%, 3/07/12		2,870	2,199,298

			16,565,091

Total Emerging Markets - Treasuries (cost $34,813,604)			41,227,875

EMERGING MARKETS - CORPORATE BONDS – 3.0%
Financial Institutions – 1.1%
Banking – 0.9%
Alfa Bond Issuance PLC for OJSC Alfa Bank 8.625%, 12/09/15	U.S.$	2,318	2,318,000
ATF Bank JSC 9.00%, 5/11/16(c)		2,287	2,458,525
Banco BMG SA 9.15%, 1/15/16(c)		3,750	4,087,500
Banco Cruzeiro do Sul SA 8.875%, 9/22/20(c)		680	710,600
CenterCredit International BV 8.625%, 1/30/14(c)		1,404	1,482,975

			11,057,600

Other Finance – 0.2%
AES El Salvador Trust 6.75%, 2/01/16(c)		270	252,430
6.75%, 2/01/16(c)		3,100	2,898,267

			3,150,697

			14,208,297

Industrial – 1.9%
Basic – 0.3%
Braskem SA 7.00%, 5/07/20(c)		1,800	1,901,250
Evraz Group SA 8.25%, 11/10/15(c)		1,398	1,485,375
PE Paper Escrow GMBH 12.00%, 8/01/14(c)		664	766,920

			4,153,545

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Communications – Telecommunications – 0.2%
MTS International Funding Ltd. 8.625%, 6/22/20(c)	U.S.$	2,495	$2,856,775

Consumer Cyclical – Other – 0.3%
MCE Finance Ltd. 10.25%, 5/15/18(c)		3,275	3,643,437

Consumer Cyclical – Retailers – 0.2%
Edcon Holdings Proprietary Ltd. 6.379%, 6/15/15(c)(d)	EUR	2,866	3,184,266

Consumer Non-Cyclical – 0.4%
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16(c)	U.S.$	1,150	1,236,250
Foodcorp Ltd. 8.875%, 6/15/12(c)	EUR	1,000	1,385,403
JBS Finance II Ltd. 8.25%, 1/29/18(c)	U.S.$	2,400	2,475,000

			5,096,653

Energy – 0.2%
Pan American Energy LLC/Argentine Branch 7.875%, 5/07/21(c)		1,870	1,949,475

Other Industrial – 0.3%
Marfrig Overseas Ltd. 9.50%, 5/04/20(c)		1,771	1,879,474
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(c)	EUR	1,951	2,101,437

			3,980,911

			24,865,062

Total Emerging Markets – Corporate Bonds (cost $35,948,289)			39,073,359

CMOs – 2.6%
Non-Agency Fixed Rate – 1.4%
Chaseflex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37	U.S.$	1,535	1,098,876
Citimortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		3,400	2,520,169
Countrywide Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 1/25/47		1,903	1,253,669

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A10 5.50%, 2/25/36	U.S.$	4,350	$3,023,241
Series 2006-J5, Class 1A1 6.50%, 9/25/36		2,581	1,581,527
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A3 6.081%, 9/25/36		2,741	1,808,398
Series 2006-7, Class A4 6.171%, 9/25/36		2,885	1,579,679
Series 2006-9, Class A4 5.986%, 10/25/36		3,040	2,117,433
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		3,871	2,943,475

			17,926,467

Non-Agency Floating Rate – 0.9%
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3 0.856%, 4/25/37(d)		5,718	3,087,343
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7 0.856%, 8/25/37(d)		3,734	3,054,958
LXS 2007-15N Series 2007-15N, Class 4A1 1.156%, 8/25/47(d)		1,248	698,165
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.886%, 8/25/47(d)		6,273	3,778,974
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 1.13%, 4/25/47(d)		1,598	879,536

			11,498,976

Non-Agency ARMs – 0.3%
American Home Mortgage Assets Series 2006-5, Class A1 1.29%, 11/25/46(d)		4,914	2,459,709
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HYB2, Class 3A1 5.114%, 2/25/47(k)		900	512,650
Indymac Index Mortgage Loan Trust Series 2006-AR5, Class 2A1 5.369%, 5/25/36(k)		1,504	1,234,213

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Merrill Lynch Mortgage Investors, Inc. Series 2006-A4, Class 3A1 5.664%, 7/25/36(k)	U.S.$	221	$146,371

			4,352,943

Total CMOs (cost $31,817,196)			33,778,386

GOVERNMENTS – SOVEREIGN BONDS – 2.1%
Brazil – 0.1%
Republic of Brazil 8.75%, 2/04/25(f)		515	753,188

Cote D’Ivoire – 0.1%
Ivory Coast Government International Bond 2.50%, 12/31/32(c)(j)		3,000	1,743,750

Croatia – 0.6%
Republic of Croatia 6.625%, 7/14/20(c)		4,000	4,325,000
6.75%, 11/05/19(c)(f)		3,350	3,659,875

			7,984,875

Hungary – 0.2%
Republic of Hungary 6.25%, 1/29/20		2,565	2,731,725

Iceland – 0.3%
Iceland Government International Bond 3.75%, 12/01/11	EUR	3,250	4,261,031

Lithuania – 0.5%
Republic of Lithuania 6.75%, 1/15/15(c)	U.S.$	4,028	4,355,275
7.375%, 2/11/20(c)		1,498	1,675,887

			6,031,162

Panama – 0.1%
Republic of Panama 6.70%, 1/26/36		3	3,683
9.375%, 4/01/29(f)		1,000	1,515,000

			1,518,683

Ukraine – 0.2%
Deutsche Bank AG/London 5.50%, 9/02/15	UAH	17,000	1,788,402

Total Governments - Sovereign Bonds (cost $24,215,158)			26,812,816

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 2.1%
Industrial – 1.6%
Basic – 0.2%
Ineos US Finance LLC 7.50%, 12/16/13(d)	UAH	264	$263,902
8.00%, 12/16/14(d)		302	303,198
John Maneely Company 3.77%-3.78%, 12/09/13(d)		566	549,838
Smurfit-Stone Container Enterprises, Inc. 6.75%, 2/22/16(d)		998	1,001,710

			2,118,648

Capital Goods – 0.2%
Graham Packaging Company, L.P. 6.75%, 4/15/14(d)		765	768,167
Hawker Beechcraft Acquisition Company LLC 2.26%-2.29%, 3/26/14(d)		120	97,085
2.29%, 3/26/14(d)		7	5,804
10.50%, 3/26/14(d)		1,876	1,859,028

			2,730,084

Communications – Media – 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 2.54%, 7/03/14(d)		724	649,076
Charter Communications Operating, LLC 2.26%, 3/06/14(d)		975	950,320
7.25%, 3/06/14(d)		1,219	1,256,178
Clear Channel Communications, Inc. 3.91%, 1/29/16(d)		169	133,071
SuperMedia Inc. (fka Idearc Inc.) 11.00%, 12/31/15(d)		327	254,701
Univision Communications Inc. 2.51%, 9/29/14(d)		2,345	2,059,573
WideOpenWest Finance , LLC 2.76%-4.75%, 6/30/14(d)		978	883,214

			6,186,133

Consumer Cyclical – Automotive – 0.1%
Allison Transmission, Inc. 3.01%-3.05%, 8/07/14(d)		11	10,739
Federal-Mogul Corporation 2.20%, 12/29/14-12/28/15(d)		1,985	1,744,050
Ford Motor Company 3.01%-3.05%, 12/15/13(d)		214	209,604

			1,964,393

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical – Entertainment – 0.0%
Las Vegas Sands, LLC 3.03%, 11/23/16(d)	U.S.$	562	$510,729

Consumer Cyclical – Other – 0.1%
Harrah’s Operating Company, Inc. 3.50%, 1/28/15		1,210	1,041,809

Consumer Cyclical – Retailers – 0.1%
Burlington Coat Factory Warehouse Corporation 2.53%-2.54%, 5/28/13(d)		280	268,678
Rite Aid Corporation 2.01%, 6/04/14(d)		992	880,418

			1,149,096

Consumer Non – Cyclical – 0.0%
HCA Inc. 2.54%, 11/18/13(d)		398	382,586

Energy – 0.1%
Ashmore Energy International 3.29%, 3/30/12 – 3/30/14(d)		894	834,171
Citgo Petroleum Corp. 9.00%, 6/24/17(d)		1,247	1,269,082

			2,103,253

Services – 0.1%
Aveta Inc. 8.00%, 4/14/15(d)		482	467,294
Sabre Inc. 2.26%-2.48%, 9/30/14(d)		743	686,971
ServiceMaster Company, (The) 2.76%-2.80%, 7/24/14(d)		198	185,782

			1,340,047

Technology – 0.2%
First Data Corporation 3.01%, 9/24/14(d)		1,401	1,231,776
SunGard Data Systems Inc. (Solar Capital Corp.) 2.01%, 2/28/14(d)		25	24,148

			1,255,924

			20,782,702

Financial Institutions – 0.3%
Finance – 0.2%
CIT Group, Inc. 6.25%, 8/11/15(d)		1,311	1,319,887
Delos Aircraft Inc. 7.00%, 3/17/16(d)		106	107,242

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

International Lease Finance Corp (Delos Aircraft Inc) 6.75%, 3/17/15(d)	U.S.$	144	$146,369

			1,573,498

REITS – 0.1%
Capital Automotive L.P. 2.76%, 12/14/12(d)		1,508	1,462,331

			3,035,829

Utility – 0.2%
Electric – 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.) 2.81%, 11/01/13(d)		303	283,412
4.81%, 5/01/14(d)		1,000	905,000
Texas Competitive Electric Holdings Company, LLC (TXU) 3.76%-4.07%, 10/10/14(d)		1,702	1,321,446

			2,509,858

Total Bank Loans (cost $26,348,968)			26,328,389

ASSET-BACKED SECURITIES – 1.6%
Home Equity Loans – Fixed Rate – 1.2%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	895	631,325
Series 2006-1, Class AF6 5.526%, 7/25/36		2,315	1,788,728
Series 2006-15, Class A3 5.689%, 10/25/46		1,900	1,366,524
CSAB Mortgage Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,788	1,259,296
GSAA Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,800	1,397,683
Series 2006-10, Class AF3 5.985%, 6/25/36		1,923	1,190,365
LXS 2006-17 Series 2006-17, Class WF32 5.55%, 11/25/36		2,500	2,032,169
LXS 2007-6 Series 2007-6, Class 3A5 5.72%, 5/25/37		886	586,824
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		2,000	1,182,980

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-8XS, Class A2 6.00%, 4/25/37	U.S.$	2,000	$1,385,489
Ramc 2007-2 Af6 Series 2007-2, Class AF6 5.879%, 6/25/37		1,486	856,092
Renaissance Home Equity Loan Trust Series 2007-3, Class AF3 7.238%, 9/25/37		4,200	2,349,258

			16,026,733

Home Equity Loans – Floating Rate – 0.4%
Countrywide Asset-Backed Certificates Series 2007-S2, Class A1 0.396%, 5/25/37(d)		1,165	1,031,640
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 4.949%, 2/25/37(d)		3,400	2,092,308
GSAA Home Equity Trust Series 2006-6, Class AF4 5.519%, 3/25/36(d)		1,568	868,964
Series 2006-6, Class AF5 5.519%, 3/25/36(d)		1,010	548,165

			4,541,077

Total Asset-Backed Securities (cost $19,974,992)			20,567,810

SUPRANATIONALS – 0.6%
Eurasian Development Bank 7.375%, 9/29/14(c)		1,690	1,844,804
European Investment Bank Zero Coupon, 4/24/13(c)	IDR	65,759,400	6,273,115

Total Supranationals (cost $8,141,260)			8,117,919

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.5%
Colombia – 0.5%
Bogota Distrio Capital 9.75%, 7/26/28(c) (cost $3,232,622)	COP	7,758,000	6,057,704

INFLATION-LINKED SECURITIES – 0.4%
Uruguay – 0.4%
Republica Orient Uruguay 3.70%, 6/26/37(f)	UYU	42,911	2,170,186
Uruguay Government International Bond 4.25%, 4/05/27(f)		50,828	2,788,422

Total Inflation-Linked Securities (cost $3,957,378)			4,958,608

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California 7.95%, 3/01/36	U.S.$	1,915	$2,053,072
State of Illinois 7.35%, 7/01/35		1,915	2,009,601

Total Local Governments – Municipal Bonds (cost $3,855,272)			4,062,673

		Shares
PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
Finance – 0.2%
Ally Financial, Inc. 7.00%(c)		792	712,924
Citigroup Capital XII 8.50%		70,000	1,848,700
Citigroup Capital XIII 7.875%		13,000	650,000

			3,211,624

REITS – 0.0%
Sovereign REIT 12.00%(c)		185	215,062

			3,426,686

Non Corporate Sectors – 0.0%
Agencies – Government Sponsored – 0.0%
Federal National Mortgage Association 8.25%		80,000	34,800

Total Preferred Stocks (cost $4,813,730)			3,461,486

COMMON STOCKS – 0.0%
American Media, Inc.(g)(h)(l)		12,978	0
Broder Brothers Co.(l)		37,868	0
Gallery Media Holding		591	0
Greektown Superholdings, Inc.(g)(h)		692	60
Merisant Co.(b)(g)		999	0
Neenah Enterprises, Inc.(b)(g)		58,200	174,600

Total Common Stocks (cost $1,515,019)			174,660

		Contracts (m)
OPTION PURCHASED – CALL – 0.0%
Swaptions – 0.0%
IRS USD RTR Expiration: May 2011, Exercise Price: $2.2(l) (cost $97,200)		360,000	60,677

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Shares	U.S. $ Value

WARRANTS – 0.0%
Alion Science And Technology C, expiring 11/01/14(c)(l)	U.S.$	900	$0
Charter Communications, Inc., expiring 11/30/14(l)		5,939	32,665
Magnachip Semicon, expiring 12/31/49(l)		18,000	0

Total Warrants (cost $2,033,102)			32,665

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.18%(n) (cost $8,824,232)		8,824,232	8,824,232

Total Investments – 112.0% (cost $1,291,601,115)			1,440,587,767
Other assets less liabilities – (12.0)%			(154,136,709)

Net Assets – 100.0%			$1,286,451,058

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale: Euro settling 10/28/10	225	$301,111	$306,908	$5,797
Credit Suisse First Boston: Norwegian Krone settling 11/04/10	73,874	11,706,087	12,539,976	833,889
Deutsche Bank AG London: Euro settling 10/28/10	147	192,054	200,713	8,659
HSBC Bank USA: Australian Dollar settling 10/26/10	11,813	10,370,431	11,386,235	1,015,804
Standard Chartered Bank: Russian Ruble settling 10/07/10	321,571	10,289,956	10,510,597	220,641
Morgan Stanley & Co. Inc.: South Korean Won settling 11/18/10	11,881,384	10,343,871	10,399,916	56,045

Sale Contracts:
Barclays Bank PLC Wholesale: New Zealand Dollar settling 12/02/10	4,453	3,261,017	3,250,910	10,107
BNP-Paribas SA: Euro settling 10/28/10	220	285,939	299,493	(13,554)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman and Co.: Euro settling 10/28/10	169	$220,009	$230,347	$(10,338)
Euro settling 10/28/10	527	708,937	717,893	(8,956)
Euro settling 10/28/10	533	727,516	727,059	457
Credit Suisse First Boston: British Pound settling 12/01/10	1,213	1,905,316	1,904,659	657
Deutsche Bank AG London: Euro settling 10/28/10	67,889	86,054,983	92,533,405	(6,478,422)
Goldman Sachs International: Euro settling 10/28/10	2,844	3,829,951	3,876,604	(46,653)
Japanese Yen settling 11/10/10	1,419,365	17,053,317	17,008,253	45,064
HSBC Bank USA: Hungarian Forint settling 12/08/10	2,075,592	9,811,353	10,152,948	(341,595)
South African Rand settling 10/18/10	50,228	6,809,266	7,188,856	(379,590)
UBS Securities LLC: Euro settling 10/28/10	634	824,688	863,576	(38,888)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2010	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Goldman Sachs Bank USA:
Hellenic Republic Government 5.9% 10/22/22, 6/20/15*	(0.50%)	7.78%		6,000	$63,907	$—	$63,907
JPMorgan Chase Bank, NA:
Republic of Iceland 10.5% 12/10/11, 12/20/11*	(10.50)	3.80	EUR	3,250	(366,112)	—	(366,112)
Sale Contracts:
Deutshe Bank:
Ukraine Government 4.375%, 3/10/14, 2/25/11*	5.00	4.53		12,000	86,351	179,849	266,200
Goldman Sachs Bank USA:
Gazprom 8.625% 4/28/34, 11/20/11*+	9.25	1.43		2,900	358,952	—	358,952
VTB Bank 4.25% 2/15/16, 11/20/11*+	11.50	2.13		4,400	655,039	—	655,039

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA:
Citigroup Global Markets 10.25% 10/21/09, 10/20/10*	1.04	1.20	12,210	57,128	—	57,128
Ukraine Government 7.65% 6/11/13, 2/20/11*	5.00	4.53	4,000	31,405	208,441	239,846
Morgan Stanley:
RSHB 7.175% 5/16/13, 11/20/13*+	9.75	1.97	3,400	914,690	—	914,690

*	Termination date.
+	The Fund held collateral received from the swap counterparty. The aggregate market value of the securities amounted to $2,162,967.

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2010
Barclays Capital Inc.	1,957	USD	(1.00	)%*	12/31/10	$1,956,630
Barclays Capital Inc.	296	USD	(0.50	)%*	12/31/10	295,468
Barclays Capital Inc.	501	USD	(0.50	)%*	12/31/10	500,442
Barclays Capital Inc.	1,486	USD	(0.50	)%*	12/31/10	1,485,300
Barclays Capital Inc.	1,692	USD	(0.50	)%*	12/31/10	1,687,958
Barclays Capital Inc.	1,954	USD	(0.50	)%*	12/31/10	1,953,284
Barclays Capital Inc.	2,710	USD	(0.50	)%*	12/31/10	2,703,892
Barclays Capital Inc.	1,632	USD	(0.50	)%*	12/31/10	3,778,698
Barclays Capital Inc.	1,031	USD	(0.25	)%*	12/31/10	1,031,135
Barclays Capital Inc.	3,704	USD	(0.13	)%*	12/31/10	3,702,818
Barclays Capital Inc.	1,227	USD	0.00%		12/31/10	1,226,518
Barclays Capital Inc.	1,228	USD	0.00%		12/31/10	1,228,400
Barclays Capital Inc.	2,637	USD	0.00%		12/31/10	2,636,750
Barclays Capital Inc.	3,453	USD	0.35%		12/31/10	3,453,269
Barclays Capital Inc.	572	USD	0.45%		12/31/10	572,522
Barclays Capital Inc.	686	USD	0.45%		12/31/10	686,705
Barclays Capital Inc.	2,218	USD	0.45%		12/31/10	2,221,501
Barclays Capital Inc.	1,513	USD	0.55%		12/31/10	1,513,023
Barclays Capital Inc.	2,696	USD	0.55%		12/31/10	2,698,639
Barclays Capital Inc.	3,612	USD	0.55%		12/31/10	3,615,907
Barclays Capital Inc.	991	USD	0.55%		12/31/10	4,053,637
Barclays Capital Inc.	2,160	USD	0.55%		12/31/10	4,531,426
Barclays Capital Inc.	4,847	USD	0.65%		12/31/10	4,847,575
Barclays Capital Inc.	6,030	USD	0.75%		12/31/10	6,032,010
ING Bank Amsterdam	458	USD	(2.25	)%*	12/31/10	454,383
ING Bank Amsterdam	951	USD	(2.00	)%*	12/31/10	950,075
ING Bank Amsterdam	232	USD	(1.75	)%*	12/31/10	231,882
ING Bank Amsterdam	828	USD	(1.75	)%*	12/31/10	826,987

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at September 30, 2010
ING Bank Amsterdam	249	USD	(0.88)%*	12/31/10	$248,802
ING Bank Amsterdam	2,005	USD	(0.50)%*	12/31/10	2,002,153
ING Bank Amsterdam	2,588	USD	(0.50)%*	12/31/10	2,587,392
ING Bank Amsterdam	1,356	USD	(0.38)%*	12/31/10	1,354,145
ING Bank Amsterdam	1,376	USD	(0.38)%*	12/31/10	1,375,556
ING Bank Amsterdam	1,963	USD	(0.25)%*	12/31/10	1,962,377
ING Bank Amsterdam	1,347	USD	(0.13)%*	12/31/10	1,346,424
ING Bank Amsterdam	2,113	USD	(0.13)%*	12/31/10	2,112,038
ING Bank Amsterdam	278	USD	0.12%	12/31/10	278,439
ING Bank Amsterdam	3,045	USD	0.60%	12/31/10	4,149,352
ING Bank Amsterdam	2,174	USD	0.61%	12/31/10	2,173,832
ING Bank Amsterdam	3,520	USD	0.63%	12/31/10	3,521,910
JPMorgan Chase Bank	1,700	USD	(0.35)%*	12/31/10	1,695,785
JPMorgan Chase Bank	2,282	USD	(0.15)%*	12/31/10	2,279,104
JPMorgan Chase Bank	1,177	USD	0.05%	12/31/10	1,176,912
JPMorgan Chase Bank	2,295	USD	0.10%	12/31/10	2,295,319
JPMorgan Chase Bank	2,947	USD	0.10%	12/31/10	2,947,583
JPMorgan Chase Bank	1,530	USD	0.25%	12/31/10	1,530,418
JPMorgan Chase Bank	3,765	USD	0.25%	12/31/10	3,769,636
JPMorgan Chase Bank	1,201	USD	0.25%	12/31/10	4,685,193
JPMorgan Chase Bank	12,690	USD	0.35%	12/31/10	12,690,859
JPMorgan Chase Bank	1,381	USD	0.65%	12/31/10	1,381,447
JPMorgan Chase Bank	4,928	USD	0.65%	12/31/10	4,931,737
JPMorgan Chase Bank	7,245	USD	0.65%	12/31/10	7,246,308
JPMorgan Chase Bank	15,683	USD	0.65%	12/31/10	15,683,350
Mizuho Bank	2,038	USD	0.65%	12/31/10	2,040,251
Mizuho Bank	1,917	USD	0.65%	12/31/10	3,436,721
New Edge Securities	1,084	EUR	(0.75)%*	12/31/10	1,080,691
New Edge Securities	2,205	EUR	(0.75)%*	12/31/10	2,195,671
New Edge Securities	1,415	USD	0.05%	12/31/10	1,415,153
New Edge Securities	1,028	USD	0.10%	12/31/10	1,027,883

					$157,499,275

*	Interest payment due from counterparty.

(a)	Security is in default and is non-income producing.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $465,666,769 or 36.2% of net assets.

(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2010.

(e)	Pay-In-Kind Payments (PIK).

(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $168,942,309.

(g)	Fair valued.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of September 30, 2010, are considered illiquid and restricted.

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$287,499	$0	0.00%
Broder Brothers Co. 12.00%, 10/15/13	5/21/09	591,811	312,786	0.02%
Broder Brothers Co. 12.00%, 10/15/13	5/21/09	122,679	63,450	0.00%
European Media Capital SA 10.00%, 2/01/15	8/18/10	2,451,744	947,118	0.07%
European Media Capital SA 10.00%, 2/01/15	8/18/10	238,001	91,871	0.01%
Greektown Holdings LLC 10.75%, 12/01/13	7/20/10	58,331	56,044	0.00%
Greektown Superholdings, Inc.	7/20/10	66	60	0.00%
Truvo Subsidiary Corp. 8.375%, 12/01/14	3/05/07	1,420,149	50,375	0.00%

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2010.

(k)	Variable rate coupon, rate shown as of September 30, 2010.

(l)	Non-income producing security.

(m)	One contract relates to 100 shares.

(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2010, the fund’s total exposure to subprime investments was 3.70% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CLP – Chilian Peso

COP – Colombian Peso

EGP – Egyptian Pounds

EUR – Euro

GBP – Pound Sterling

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

NZD – New Zealand Dollar

RUB – Russian Ruble

TRY – Turkish Lira

UAH – Ukrainian Hryvnia

UYU – Uruguayan Peso

ZAR – South African Rand

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

Glossary:

ARMs – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOs – Collateralized Mortgage Obligations

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2010 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $1,282,776,883)	$1,431,763,535
Affiliated issuers (cost $8,824,232)	8,824,232
Cash	300,000	(a)
Foreign currencies, at value (cost $205,026)	204,651
Dividends and interest receivable	28,769,627
Receivable for investment securities sold and foreign currency contracts	22,700,882
Unrealized appreciation of credit default swap contracts	2,555,762
Unrealized appreciation of forward currency exchange contracts	2,197,120

Total assets	1,497,315,809

Liabilities
Payable for reverse repurchase agreements	157,499,275
Payable for investment securities purchased and foreign currency contracts	38,604,714
Unrealized depreciation of forward currency exchange contracts	7,317,996
Due to Custodian	5,219,213
Advisory fee payable	933,894
Upfront premium received on credit default swap contracts	388,290
Unrealized depreciation of credit default swap contracts	366,112
Cash collateral received from broker	300,000
Administrative fee payable	33,080
Accrued expenses and other liabilities	202,177

Total liabilities	210,864,751

Net Assets	$1,286,451,058

Composition of Net Assets
Capital stock, at par	$851,718
Additional paid-in capital	1,180,147,222
Undistributed net investment income	20,558,390
Accumulated net realized loss on investment and foreign currency transactions	(61,240,620)
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	146,134,348

	$1,286,451,058

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 85,171,833 shares outstanding)	$15.10

(a)	Cash collateral received from broker for credit default swap contracts.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2010 (unaudited)

Investment Income
Interest	$60,434,771
Dividends
Unaffiliated issuers	118,721
Affiliated issuers	6,255	$60,559,747

Expenses
Advisory fee (see Note B)	5,545,610
Custodian	118,913
Printing	77,201
Administrative	47,722
Audit	45,737
Registration fees	37,592
Directors’ fees	28,584
Transfer agency	27,522
Legal	16,317
Miscellaneous	27,171

Total expenses before interest and borrowing fee	5,972,369
Interest expense and borrowing fee	236,678

Total expenses		6,209,047

Net investment income		54,350,700

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		20,377,618
Swap contracts		1,972,063
Foreign currency transactions		2,101,936
Net change in unrealized appreciation/depreciation of:
Investments		32,872,556
Swap contracts		(927,199)
Foreign currency denominated assets and liabilities		(6,170,964)

Net gain on investment and foreign currency transactions		50,226,010

Contributions from Adviser (see Note B)		179,099

Net Increase in Net Assets from Operations		$104,755,809

See notes to financial statements.

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2010 (unaudited)		Year Ended March 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,350,700		$96,632,559
Net realized gain on investment and foreign currency transactions	24,451,617		21,293,573
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	25,774,393		357,860,804
Contributions from Adviser (see Note B)	179,099		– 0	–

Net increase in net assets from operations	104,755,809		475,786,936
Dividends to Shareholders from
Net investment income	(51,100,471)		(92,187,081)
Capital Stock Transactions
Shares issued in connection with the acquisition of ACM Managed Dollar Income Fund, Inc.	– 0	–	118,193,362

Total increase	53,655,338		501,793,217
Net Assets
Beginning of period	1,232,795,720		731,002,503

End of period (including undistributed net investment income of $20,558,390 and $17,308,161, respectively)	$1,286,451,058		$1,232,795,720

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

In valuing the Term Asset-Backed Securities Loan Facility (“TALF”) transactions, the Adviser utilized a portfolio pricing service to price the TALF loans. The methodologies utilized by the vendor to value the TALF loans takes into consideration, among other factors, the deal characteristics, historical performance, market interest rates, and the value of the underlying collateral.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Notes to Financial Statements

As of June 14, 2010 and for the remainder of the reporting period, there were no TALF loans outstanding for the Fund. For the period April 1, 2010 through June 14, 2010, the Fund elected the fair value option in valuing the TALF loan liability as permitted by U.S. GAAP regarding the fair value option for financial assets and financial liabilities. The fair value option permitted a fund the opportunity to mitigate volatility in net assets caused by measuring related assets and liabilities differently. Consequently the Fund recorded the loan liability on the statement of assets and liabilities at fair value. The fair value option required that the TALF loan be marked-to-market giving consideration to relevant market factors including changes in the market value of the collateral related to the TALF loan (see Note C.4). Through June 14, 2010, the Fund did not have a difference between the aggregate fair value and the aggregate unpaid principal balance of the TALF loans outstanding.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1		Level 2		Level 3		Total
Corporates—Non-Investment Grades	$511,138		$662,736,687		$14,662,636		$677,910,461
Emerging Markets—Sovereigns	– 0	–	152,888,267		10,005,726		162,893,993
Corporates—Investment Grades	3,101,306		134,924,226		6,710,118		144,735,650
Commercial Mortgage-Backed Securities	– 0	–	33,768,403		67,674,427		101,442,830
Quasi-Sovereigns	– 0	–	66,767,907		– 0	–	66,767,907
Governments—Treasuries	– 0	–	63,297,667		– 0	–	63,297,667
Emerging Markets—Treasuries	– 0	–	41,227,875		– 0	–	41,227,875
Emerging Markets—Corporate Bonds	– 0	–	34,985,859		4,087,500		39,073,359
CMOs	– 0	–	– 0	–	33,778,386		33,778,386
Governments—Sovereign Bonds	– 0	–	26,812,816		– 0	–	26,812,816
Bank Loans	– 0	–	– 0	–	26,328,389		26,328,389
Asset-Backed Securities	– 0	–	– 0	–	20,567,810		20,567,810
Supranationals	– 0	–	1,844,804		6,273,115		8,117,919
Local Governments-Regional Bonds	– 0	–	– 0	–	6,057,704		6,057,704
Inflation-Linked Securities	– 0	–	4,958,608		– 0	–	4,958,608
Local Governments—Municipal Bonds	– 0	–	4,062,673		– 0	–	4,062,673
Preferred Stocks	2,498,700		962,786		– 0	–	3,461,486
Common Stocks	– 0	–	– 0	–	174,660		174,660
Warrants	– 0	–	– 0	–	32,665		32,665
Options Purchased-Call	– 0	–	60,677		– 0	–	60,677
Short-Term Investments	8,824,232		– 0	–	– 0	–	8,824,232

Total Investments in Securities	14,935,376		1,229,299,255		196,353,136		1,440,587,767

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Investments in Securities	Level 1			Level 2	Level 3			Total
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	$	– 0	–	$2,197,120	$	– 0	–	$2,197,120
Swaps		– 0	–	2,555,762		– 0	–	2,555,762
Liabilities
Forward Currency Exchange Contracts		– 0	–	(7,317,996)		– 0	–	(7,317,996)
Swaps		– 0	–	(366,112)		– 0	–	(366,112)

Total		$14,935,736		$1,226,368,029		$196,353,136		$1,437,656,541

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non- Investment Grades		Emerging Markets - Sovereigns		Corporates - Investment Grades		Commercial Mortgage- Backed Securities
Balance as of 9/30/09	$7,750,975		$6,225,265		$11,820,433		$40,789,769
Accrued discounts/premiums	(123,016)		436,967		37,796		159,626
Realized gain (loss)	(728,896)		– 0	–	(1,109,455)		201,496
Change in unrealized appreciation/depreciation	(500,207)		453,245		1,383,217		5,202,044
Net purchases (sales)	9,443,680		– 0	–	(5,421,873)		2,978,082
Transfers into Level 3	– 0	–	2,890,249		– 0	–	18,343,410
Transfers out of Level 3	(1,179,900)		– 0	–	– 0	–	– 0	–

Balance as of 9/30/10	$14,662,636		$10,005,726		$6,710,118		$67,674,427

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$(1,292,584)		$488,446		$244,915		$6,926,339

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Notes to Financial Statements

	Emerging Markets - Corporate Bonds		CMOs		Bank Loans		Asset- Backed Securities
Balance as of 9/30/09	$4,031,250		$10,513,328		$35,405,362		$2,329,464
Accrued discounts/premiums	2,375		249,067		391,352		102,037
Realized gain (loss)	– 0	–	632,790		308,627		128,183
Change in unrealized appreciation/depreciation	53,875		935,867		(1,014,428)		522,560
Net purchases (sales)	– 0	–	21,447,334		(8,762,524)		17,485,566
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/10	$4,087,500		$33,778,386		$26,328,389		$20,567,810

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$53,875		$1,119,049		$(211,934)		$608,739

	Supranationals		Local Governments - Regional Bonds		Common Stocks		Warrants
Balance as of 9/30/09	$ – 0	–	$4,323,020		$ – 0	–	$ – 0	–
Accrued discounts/premiums	117,584		4,080		– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	(483)		– 0	–
Change in unrealized appreciation/depreciation	(139,728)		1,730,604		(1,052,860)		– 0	–
Net purchases (sales)	6,295,259		– 0	–	1,228,003		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	32,665
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/10	$6,273,115		$6,057,704		$174,660		$32,665

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$(139,728)		$1,730,604		$(1,052,860)		$1,466,750

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	TALF			Total
Balance as of 9/30/09		$(11,700,000)		$111,488,866
Accrued discounts/premiums		– 0	–	1,377,868
Realized gain (loss)		– 0	–	(567,738)
Change in unrealized appreciation/depreciation		– 0	–	7,574,189
Net purchases (sales)		11,700,000		56,393,527
Transfers into Level 3		– 0	–	21,266,324
Transfers out of Level 3		– 0	–	(1,179,900)

Balance as of 9/30/10	$	– 0	–	$196,353,136

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$	– 0	–	$9,941,611 **

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

For the six months ended September 30, 2010, the Adviser reimbursed the Fund $179,099 for trading losses incurred due to trade entry errors.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

September 30, 2010, such fee amounted to $47,722, representing .01% annualized of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2010, there was none paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2010, is as follows:

Market Value March 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2010 (000)	Dividend Income (000)
$ 6,293	$206,708	$204,177	$8,824	$6

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2010 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$302,747,529		$288,526,128
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency exchange contracts and swap contracts) are as follows:

Cost	$1,291,601,115

Gross unrealized appreciation	$182,807,159
Gross unrealized depreciation	(33,820,507)

Net unrealized appreciation	$148,986,652

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Notes to Financial Statements

investments, or to obtain exposure to otherwise inaccessible markets. The Fund may also use derivatives for non- hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. The Fund may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. For the six months ended September 30, 2010, the Fund had no transactions in written options.

•	Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures or making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swap agreements to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Notes to Financial Statements

accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Credit Default Swaps:

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. The accrual for these interim payments is recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

At September 30, 2010, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $38,910,000 with net unrealized appreciation of $2,491,855 and terms ranging from 1 months to 3 years, as reflected in the portfolio of investments.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2010, the Fund did not have Buy Contracts outstanding for the same referenced obligation with the same counterparty for its Sale Contracts outstanding.

Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of September 30, 2010, the Fund had credit default swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $366,112 at September 30, 2010.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Notes to Financial Statements

At September 30, 2010 the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation of credit default swap contracts	$2,555,762	Unrealized depreciation of credit default swap contracts	$366,112

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	2,197,120	Unrealized depreciation of forward currency exchange contracts	7,317,996

Total		$4,752,882		$7,684,108

The effect of the derivative instruments on the statement of operations for the six months ended September 30, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain/(loss) on credit default swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$1,972,063	$(927,199)

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	1,655,294	(6,245,355)

Total		$3,627,357	$(7,172,554)

For the six months ended September 30, 2010, the average monthly notional amount of credit default swap contracts was $53,474,286 and the average monthly principal amount of forward currency exchange contracts was $175,517,919.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives,

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. For the six months ended September 30, 2010, the average amount of reverse repurchase agreements outstanding was $147,495,121 and the daily weighted average interest rate was 0.11%. During the period, the Fund received net interest payments from counterparties.

4. Term Asset-Backed Securities Loan Facility

Through June 14, 2010, the Fund participated in the TALF program. Under the TALF program eligible borrowers may obtain a non-recourse loan from the Federal Reserve Bank of New York (“FRBNY”) by posting certain asset-backed securities and commercial mortgage-backed securities (“Eligible Securities”) as collateral. The transfer of the collateral is not recorded as a sale on the Fund’s records. The Fund agrees to repay the non-recourse loan amount plus accrued interest under the terms of the loan, with the principal balance being due at loan maturity. According to the terms of the TALF program, the Fund is not required to pledge further collateral should the value of the Eligible Securities transferred as collateral fall below the loan amount. The loan is prepayable in whole or in part at any time at the Fund’s option. Prepayments of principal received on the collateral during the loan term must be used to immediately reduce proportionately the loan balance outstanding. At the time of loan approval, the Fund pays a one time administration fee based upon the amount borrowed to the FRBNY.

Borrowing under TALF, as with the extension of other types of credit, subjects the Fund to certain risks, including possible delays in the recovery of securities posted as collateral or possible loss of rights in the collateral should the Fund be unable to repay a loan. Additionally, there is the risk that the expenses associated with the TALF loan, including interest expense may be greater than the income earned from the investment of the proceeds and/or the interest earned on the collateral to which the Fund remains entitled. Under the TALF program, interest earned on collateral will be used to pay interest expense associated with a

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Notes to Financial Statements

loan. Should the interest earned exceed the interest expense on any given payment date, the remainder may be applied to the principal balance. Conversely, should the interest earned on the collateral be in shortfall of the interest expense due at any given payment date, the Fund will be required to expend cash for the difference in order to meet its obligation. Interest on the TALF loan is measured based on a predetermined rate on the loan origination and is reported on the statement of operations as interest expense.

As of June 14, 2010 and for the remainder of the reporting period, there were no TALF loans outstanding for the Fund. For the period April 1, 2010 through June 14, 2010 the average amount of TALF loans outstanding for the Fund was $11,700,000 and the weighted interest rate was 1.28%.

NOTE D

Capital Stock

During the six months ended September 30, 2010, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Foreign investment risk may be particularly high to the extent the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Derivatives Risk—The Fund may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Such investments may incur losses greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes. The Fund may also utilize leverage through the use of the TALF loan.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Notes to Financial Statements

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

NOTE F

Acquisition of ACM Managed Dollar Income Fund, Inc. by AllianceBernstein Global High Income Fund, Inc. (the “Fund”)

On September 25, 2009, the Fund acquired all of the net assets and assumed all of the liabilities of ACM Managed Dollar Income, Inc. (“ACM Managed Dollar”), pursuant to an Agreement and Plan of Acquisition and Liquidation approved by the Board of Directors of the Fund at the Regular Meetings of the Board of Directors of the Fund held on March 11, 2009. The primary reason for the transaction was to combine a smaller fund into a larger fund with the same investment objective and with similar strategies, except that the Fund may invest in non-U.S. Dollar-denominated fixed-income securities while ACM Managed Dollar’s investments were limited to U.S. Dollar-denominated securities. On September 25, 2009, the acquisition was accomplished by a tax-free exchange of 8,835,725 shares of the Fund for 15,166,366 shares of ACM Managed Dollar. For financial reporting purposes, the assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from ACM Managed Dollar was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund and ACM Managed Dollar immediately before the acquisition were $1,020,391,036 and $118,193,362 (including $4,515,708 of net unrealized appreciation of investments), respectively. The ACM Managed Dollar’s net assets were primarily comprised of investments with a fair value of $122,868,050. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,138,584,398. Stockholders participating in ACM Managed Dollar dividend reinvestment plan received full and fractional shares of the fund. Other stockholders received cash of $2,669 in lieu of 200 shares.

The financial statements reflect the Fund’s operations for the period prior to the acquisition and the combined operations for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of ACM Managed Dollar that have been included in the Fund’s statement of operations since the acquisition was completed. Assuming the acquisition had been completed on April 1, 2009, the

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

beginning of the 2010 annual reporting period of the Fund, the Fund’s pro-forma net investment income, net gain on investments and net increase in net assets from operations for the year ended March 31, 2010 would have been $101,229,778, $410,730,402 and $511,960,180, respectively.

NOTE G

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 were as follows:

	2010		2009
Distributions paid from:
Ordinary income	$92,187,081		$84,218,883
Net long-term capital gains	– 0	–	32,608,826

Total taxable distributions	92,187,081		116,827,709

Total distributions paid	$92,187,081		$116,827,709

As of March 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$24,647,414
Accumulated capital and other losses	(88,667,084	)(a)
Unrealized appreciation/(depreciation)	115,995,551	(b)

Total accumulated earnings/(deficit)	$51,975,881

(a)

On March 31, 2010, the Fund had a net capital loss carryover for federal income tax purposes of $85,662,772 of which $20,223,376 expires in the year 2011, $34,791,447 expires in the year 2017, and $30,647,949 expires in the year 2018. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. As a result of the acquisition of the assets and liabilities of ACM Managed Dollar Income Fund by the Fund, various limitations and reductions regarding the future utilization of certain capital loss carryforwards were applied based on certain provisions in the Internal Revenue Code. In addition, certain capital loss carryforwards were reduced. For the year ended March 31, 2010, the cumulative deferred loss on straddles was $3,004,312.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium, the difference between book and tax treatment of swap income and the realization for tax purpose of gain/losses on certain derivative instruments.

NOTE H

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“NYAG”) have been investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Notes to Financial Statements

practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits have been pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland. The lawsuits which named the mutual funds as defendants have been settled via a stipulation of settlement which has been approved by the court.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser’s ability to perform advisory services relating to the Fund.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended September 30, 2010 (unaudited)		Year Ended March 31,
			2010		2009		2008		2007		2006

Net asset value, beginning of period	$ 14.47		$ 9.58		$ 13.81		$ 15.19		$ 14.54		$ 13.55

Income From Investment Operations
Net investment income(a)	.64		1.19		1.06		1.07		.91		.90
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59		4.84		(3.76)		(.77)		.72		.99
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.23		6.03		(2.70)		.30		1.63		1.89

Less: Dividends and Distributions
Dividends from net investment income	(.60)		(1.14)		(1.10)		(1.13)		(.98)		(.90)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.43)		(.55)		– 0	–	– 0	–

Total dividends and distributions	(.60)		(1.14)		(1.53)		(1.68)		(.98)		(.90)

Net asset value, end of period	$ 15.10		$ 14.47		$ 9.58		$ 13.81		$ 15.19		$ 14.54

Market value, end of period	$ 14.79		$ 14.23		$ 8.29		$ 13.10		$ 13.85		$ 12.59

Discount, end of period	(2.05	) %	(1.66	) %	(13.47	) %	(5.14	) %	(8.82	) %	(13.41)%
Total Return
Total investment return based on:(c)
Market value	8.88	%*	88.70%		(25.76	) %	7.09%		18.52%		14.62%
Net asset value	8.44	%*	66.05%		(18.61	) %	2.94%		12.55%		15.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,286,451		$1,232,796		$731,003		$1,054,559		$1,027,252		$983,788
Ratio to average net assets of:
Expenses	1.01	%(d)	1.09%		1.07%		1.53%		1.68%		1.23%
Expenses, excluding interest expense	.97	%(d)	1.01%		1.01%		1.00%		1.06%		1.15%
Expenses, excluding interest and TALF administration fee	.97	%(d)	1.00%		1.07%		1.53%		1.68%		1.23%
Net investment income	8.82	%(d)	9.44%		9.10%		7.34%		6.24%		6.33%
Portfolio turnover rate	21%		38%		40%		67%		68%		79%

See footnote summary on page 74.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class actions settlements, which enhanced the Fund’s performance for the six months ended September 30, 2010 by 0.64%.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Additional Information

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 43010, Providence, RI 02940-3010.

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen Woetzel, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio. Fernando Grisales is no longer primarily responsible for the day to day management of the portfolio, having been replaced by Mr. Santamaria.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on May 7, 2010, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Equity Income Fund*

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Real Asset Strategy*

Alternative Strategies

Market Neutral Strategy – U.S.

Market Neutral Strategy – Global

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund. Prior to September 1, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real Asset Strategy was named Multi-Asset Inflation Strategy.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

AllianceBernstein Family of Funds

NOTES

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

NOTES

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

NOTES

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients, or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0910

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date:	November 26, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 26, 2010